UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-2901
                                   ------------


                     AXP HIGH YIELD TAX-EXEMPT SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:    11/30
                         --------------
Date of reporting period:    5/31
                         --------------

AXP(R)
   High Yield
        Tax-Exempt
                Fund

                                                               Semiannual Report
                                                            for the Period Ended
                                                                    May 31, 2004

AXP High Yield Tax-Exempt Fund seeks to provide shareholders with a high yield generally exempt from federal income taxes.

(logo)                                                                  (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
 Funds                                                                  (R)

Table of Contents

Fund Snapshot                                                         3

Questions & Answers
   with Portfolio Management                                          4

Investments in Securities                                             8

Financial Statements (Portfolio)                                     40

Notes to Financial Statements (Portfolio)                            43

Financial Statements (Fund)                                          47

Notes to Financial Statements (Fund)                                 50

Proxy Voting                                                         58

(logo)
Dalbar

American Express(R) Funds' reports to shareholders have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.

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2   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Fund Snapshot
        AS OF MAY 31, 2004

PORTFOLIO MANAGER

Portfolio manager                                         Terry Fettig*
Since                                                              1/01
Years in industry                                                    25

* The Fund is managed by a team of portfolio managers led by Terry Fettig.

FUND OBJECTIVE

For investors seeking a high yield generally exempt from federal income taxes.

Inception dates
A: 5/7/79       B: 3/20/95      C: 6/26/00      Y: 3/20/95

Ticker symbols
A: INHYX        B: IHYBX        C: AHECX        Y: --

Total net assets                                         $4.358 billion

Number of holdings                                                  661

Effective maturity                                           12.0 years

Effective duration*                                           7.2 years

Weighted average bond rating                                         AA

STYLE MATRIX

      DURATION
SHORT   INT.    LONG
                 X    HIGH
                 X    MEDIUM   QUALITY
                 X    LOW

Shading within the style matrix indicates areas in which the Fund generally invests.

INSURED/NON-INSURED COMPOSITION

Percentage of portfolio assets

[pie chart]

Insured 44.9%
Non-insured 55.1%

CREDIT QUALITY SUMMARY

Percentage of portfolio assets excluding cash equivalents

AAA bonds                                                           63.5%
AA bonds                                                            14.4%
A bonds                                                              4.4%
BBB bonds                                                            9.2%
Non-investment grade bonds                                           8.5%

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate. 0.5% of the portfolio rating above was determined through internal analysis.

TOP TEN STATES

Percentage of portfolio assets

California                                                          15.8%
New York                                                            10.0
Texas                                                                6.1
Florida                                                              5.6
Illinois                                                             4.7
Washington                                                           4.4
North Carolina                                                       4.3
Colorado                                                             4.0
Minnesota                                                            3.5
Connecticut                                                          3.2

* Effective duration measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

High yield bonds are subject to additional risks, such as limited liquidity and increased volatility.

Certain income may be subject to the alternative minimum tax or state or local tax.

Fund holdings are subject to change.

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3   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Questions & Answers
        WITH PORTFOLIO MANAGEMENT

Below, AXP High Yield Tax-Exempt Fund's portfolio management team discusses the Fund's results and positioning for the first half of fiscal year 2004.

Q: How did AXP High Yield Tax-Exempt Fund perform for the first half of the fiscal year?

A: AXP High Yield Tax-Exempt Fund's Class A shares (excluding sales charge) declined 0.48% for the six months ended May 31, 2004. The Fund slightly lagged the unmanaged Lehman Brothers Municipal Bond Index, which fell 0.22% for the period. The Lipper General Municipal Debt Funds Index, representing the Fund's peer group, declined 0.45% for the same time frame.

Q: What factors most significantly affected performance during the semiannual period?

A: The tax-exempt bond market offered mixed opportunities. Tax-exempt interest rates increased, reflecting indicators of an uptick in inflation, anticipation of a potentially imminent interest rate hike by the Federal Reserve Board, and a backup in U.S. Treasury rates. For example, rates on the AAA-rated general obligation municipal bond rose anywhere from about 0.20% to 0.70% from December 2003 through May 2004, depending on its position along the municipal yield curve. However, the fundamentals of the tax-exempt bond market remained strong.

[bar chart]

                         PERFORMANCE COMPARISON
               For the six-month period ended May 31, 2004
   0.0%
  -0.1%                          (bar 2)
  -0.2%                          -0.22%
  -0.3%        (bar 1)                            (bar 3)
  -0.4%        -0.48%                             -0.45%
  -0.5%

(bar 1) AXP High Yield Tax-Exempt Fund Class A (excluding sales charge) (bar 2) Lehman Brothers Municipal Bond Index(1) (unmanaged)
(bar 3) Lipper General Municipal Debt Funds Index(2)

(1) Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the fund.

(2) The Lipper General Municipal Debt Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Past performance is no guarantee of future results. The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B, Class C and Class Y may vary from that shown above because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

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4   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Questions & Answers

(begin callout quote)> The portfolio's positions in bonds rated BBB and below boosted the Fund's semiannual returns, as lower-quality bonds outperformed higher-quality bonds during the six-month period. (end callout quote)

AVERAGE ANNUAL TOTAL RETURNS
                             Class A               Class B                     Class C                  Class Y
(Inception dates)           (5/7/79)              (3/20/95)                   (6/26/00)                (3/20/95)
                        NAV(1)     POP(2)     NAV(1)    After CDSC(3)   NAV(1)    After CDSC(4)   NAV(5)    POP(5)
as of May 31, 2004
6 months*               -0.48%     -5.20%     -0.85%       -4.75%       -0.85%       -1.83%       -0.19%    -0.19%
1 year                  -0.36%     -5.09%     -1.10%       -4.93%       -1.32%       -1.32%       -0.02%    -0.02%
3 years                 +4.64%     +2.95%     +3.85%       +2.93%       +3.85%        +3.85       +4.74%    +4.74%
5 years                 +4.24%     +3.23%     +3.46%       +3.29%         N/A          N/A        +4.40%    +4.40%
10 years                +5.48%     +4.97%       N/A          N/A          N/A          N/A          N/A       N/A
Since inception           N/A        N/A      +4.66%       +4.66%       +4.78%       +4.78%       +5.60%    +5.60%

as of June 30, 2004
6 months*               -0.91%     -5.61%     -1.28%       -5.17%       -1.28%       -2.25%       -0.63%    -0.63%
1 year                  +0.32%     -4.44%     -0.43%       -4.28%       -0.44%       -0.44%       +0.66%    +0.66%
3 years                 +4.54%     +2.86%     +3.75%       +2.82%       +3.75%       +3.75%       +4.56%    +4.56%
5 years                 +4.60%     +3.59%     +3.82%       +3.65%         N/A          N/A        +4.73%    +4.73%
10 years                +5.55%     +5.04%       N/A          N/A          N/A          N/A          N/A       N/A
Since inception           N/A        N/A      +4.66%       +4.66%       +4.77%       +4.77%       +5.59%    +5.59%

The performance information shown represents the past performance and is not a guarantee of future results. The investment return and principal value of your investment and returns will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (888) 723-8476 or visiting www.americanexpress.com/funds. You should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

* Not annualized.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

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5   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Questions & Answers

     Supply of municipal bonds was down from the same period last year. Still, for the first five months of 2004, supply of new municipal bonds totaled about $147.8 billion, only slightly less than the record-setting approximately $157.5 billion of new issuance during the first five months of 2003. Meanwhile, demand for municipal bonds during the semiannual period remained fairly strong, particularly from institutional investors. While retail demand declined modestly, alternative investors became significant players in the market, as municipal bonds represented attractive value and opportunity for them. The municipal credit quality picture improved along with the recovering U.S. economy as many states continued to cut expenses, raise taxes, and/or increase revenue-producing user fees. Perhaps most notably, the state of California was upgraded by Moody's Investors Services in May 2004. Indeed, while some states continued to face budget deficits, the asset class, with only pockets of exception, maintained a high credit quality and an extremely low default rate overall.

     We positioned the Fund to take advantage of the positive trends in the municipal bond market. The portfolio's positions in bonds rated BBB and below boosted the Fund's semiannual returns, as lower-quality bonds outperformed higher-quality bonds during the six-month period. So, too, did its exposure to California tax-exempt bonds. Having purchased the state of California bonds prior to the upgrade, the Fund fully benefited from their subsequent strong performance.

Q: What changes did you make to the portfolio and how is it currently positioned?

A: We made several strategic moves within the Fund during the semiannual period, most of which were ongoing processes begun early in 2003. First, we continued to gradually move to a laddered portfolio structure that more closely mirrored the Lehman Brothers Municipal Bond Index. A laddered portfolio is one whereby maturities are staggered so that bonds in the portfolio come due periodically. The full realization of this laddered structure, intended both to reduce the volatility and risks associated with interest rate movements and to produce more consistent returns, takes time. A still somewhat higher-than-benchmark exposure to the intermediate part of the yield curve during the semiannual period detracted from the Fund's relative returns.

     Second, we continued to upgrade the overall credit quality of the portfolio. We reduced exposure to non-rated or non-investment grade bonds and redeployed those assets into investment grade bonds. Non-rated bonds do not usually react to market movements like

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6   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Questions & Answers

     investment grade bonds. So, in a down market like this semiannual period they tend to hold up better, but in an up market their performance lags. However, by reducing exposure to lower-quality bonds, we reduced the risk of an adverse credit event.

     Third, we opportunistically sought to reduce the portfolio's exposure to bonds that are subject to the alternative minimum tax (AMT). We did not purchase any bonds subject to the AMT during the semiannual period. As more and more investors become subject to the tax, we believe this is going to become an increasingly important advantage for our shareholders.

     Finally, we worked on diversifying the call dates within the portfolio across a wider spectrum. Due to the restructuring we did of the portfolio in 2003, the Fund has a number of bonds callable in 2013. A callable bond can be redeemed before its scheduled maturity, however the issuer pays the bondholder a premium price if the security is retired early.

     Throughout the semiannual period, we maintained the Fund's neutral duration versus its benchmark index. We also continued to prudently avoid tobacco-related issues and airline special facility issues, both of which underperformed. Any tobacco-related issues currently in the portfolio have credit enhancements, backed both by the master tobacco-settlement agreement and by their respective states. Overall, we continued to diversify the Fund's holdings by sector as well as by coupon, maturity, and type of obligation. We also diversified by geography, with assets allocated across various states, cities, counties and special districts to further help manage risk.

Q:   How do you intend to manage the Fund in the coming months?

A: We expect the U.S. economy to continue to improve and interest rates to move higher over the coming months. Municipal bonds have historically weathered this environment better than taxable bonds over time. We expect the supply/demand balance within the municipal bond market to remain healthy. Supply will likely be lower than last year's record-setting level, but still heavy. Demand should continue to absorb supply. We anticipate an improved credit picture overall, as state revenues have generally been increasing and their budgets appear to be on the mend.

     Given this view, we plan to maintain a neutral duration in the portfolio relative to the Fund's benchmark. We intend to focus on seeking higher-quality securities with good structure and diversifying the portfolio by sector.

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7   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Investments in Securities

AXP Tax-Free High Yield Portfolio

May 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (96.7%)
Name of                   Coupon               Principal          Value(a)
issuer and                 rate                 amount
title of
issue(e,f)

Alabama (0.8%)

Huntsville Unlimited General Obligation
   Refunding Warrants
   Series 2002D
     11-01-14              5.50%             $3,425,000          $3,808,703
Mobile Unlimited General Obligation Warrants
   Series 2001 (AMBAC Insured)
     02-15-12              4.75               1,000,000           1,058,180
Oxford Municipal Special Assessment
   Improvement Revenue Bonds
   Cedar Ridge Series 2001
     08-01-16              8.50              11,870,000          12,052,442
State Public School & College Authority
   Capital Improvement Revenue Bonds
   Series 1999D (FSA Insured)
     08-01-18              5.50              11,195,000          12,001,040
University of Alabama Refunding Revenue Bonds
   Series 2003A (AMBAC Insured)
     06-01-08              5.00               3,955,000           4,258,388
Total                                                            33,178,753

Alaska (0.6%)

North Slope Borough
   Unlimited General Obligation Bonds
   Zero Coupon Series 1994B
   (FSA Insured)
     06-30-04              7.05               7,000,000(c)        6,992,729
     06-30-05              7.15               7,000,000(c)        6,874,490
State Energy Authority Power
   Refunding Revenue Bonds
   Bradley Lake 3rd Series 1999
   (FSA Insured)
     07-01-14              6.00               2,000,000           2,276,620
State Unlimited General Obligation Bonds
   Series 2003B (FSA Insured)
     07-15-06              5.00               9,445,000          10,000,839
Total                                                            26,144,678

Arizona (1.6%)

Maricopa County
   Industrial Development Authority
   Health Facilities Refunding Revenue Bonds
   Catholic Healthcare West
   Series 2004A
     07-01-23              5.38               2,500,000           2,436,800
     07-01-26              5.50               5,000,000           4,862,550
Maricopa County
   Industrial Development Authority
   Multi-family Housing
   Revenue Bonds Series 1996B
     07-01-26              7.38               2,140,000           2,386,806
Maricopa County
   Industrial Development Authority
   Refunding Revenue Bonds
   Horizon Community Learning Center
   Series 2000
     06-01-23              7.95               9,750,000          10,188,263
Maricopa County School District
   Unlimited General Obligation
   Refunding Revenue Bonds
   Temple Elementary Series 2001
   (FSA Insured)
     07-01-12              5.00               1,240,000           1,338,394
Maricopa County School District #97
   Unlimited General Obligation
   Refunding Revenue Bonds Deer Valley
   Series 2003 (FGIC Insured)
     07-01-06              4.00               4,885,000           5,072,682
Peoria Municipal Development Authority
   Refunding Revenue Bonds
   Series 2003 (AMBAC Insured)
     07-01-09              5.00               3,335,000           3,600,299
Phoenix Civic Improvement Excise Tax
   Revenue Bonds Series 2003A
   (MBIA Insured)
     07-01-09              5.00               1,585,000           1,711,087
     07-01-19              5.00               2,000,000           2,069,780

See accompanying notes to investments in securities.

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8   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Name of                   Coupon               Principal          Value(a)
issuer and                 rate                 amount
title of
issue(e,f)

Arizona (cont.)

Phoenix Civic Improvement Water System
   Junior Lien Refunding Revenue Bonds
   Series 2001 (FGIC Insured)
     07-01-12              5.00%             $1,800,000          $1,942,830
Pima County Industrial Development Authority
   Educational Revenue Bonds
   Life School College Preparatory
   Series 2001A
     07-01-31              8.13               7,355,000           6,611,777
Salt River Project Agricultural Improvement &
   Power District Electric System
   Refunding Revenue Bonds
   Series 2002A
     01-01-19              5.25               5,000,000           5,265,250
State School Facilities Board
   School Improvement Revenue Bonds
   Series 2002
     07-01-14              5.25               4,100,000           4,466,212
State Transportation Board
   Toll Road Highway
   Refunding Revenue Bonds
   Series 2003A
     07-01-06              5.00               6,720,000           7,119,706
Tucson Street & Highway User Senior Lien
   Refunding Revenue Bonds
   Series 2003 (AMBAC Insured)
     07-01-06              4.50               6,000,000           6,291,180
Tucson Water System
   Refunding Revenue Bonds
   Series 2002 (FGIC Insured)
     07-01-12              5.50               1,345,000           1,498,074
     07-01-13              5.50               2,380,000           2,696,873
     07-01-14              5.50               1,500,000           1,682,745
Total                                                            71,241,308

Arkansas (0.3%)

State Development Finance Authority
   Single Family Mortgage
   Revenue Bonds Series 2001II
   Inverse Floater
   (GNMA/FNMA Insured) A.M.T.
     07-01-33              5.00               2,640,000(d)        2,586,144
State Development Finance Authority
   Single Family Mortgage
   Revenue Bonds Series 2003B
   (GNMA/FNMA Insured) A.M.T.
     01-01-29              5.00               1,960,000           1,882,247
University of Arkansas Revenue Bonds
   Fayetteville Campus Series 2002
   (FGIC Insured)
     12-01-09              5.00               2,695,000           2,917,311
     12-01-10              5.00               2,505,000           2,715,420
Washington County District #5
   General Obligation Improvement
   Refunding Bonds Series 1999
     02-01-09              7.00               7,135,000(b)        4,637,749
Total                                                            14,738,871

California (15.6%)

ABAG Finance Authority for Nonprofit
   Corporations Certificates of Participation
   International Schools Series 1996
     05-01-26              7.38               8,000,000           8,213,040
Contra Costa County
   Residential Rent Facility
   Multi-family Housing Revenue Bonds
   Cypress Meadows Series 1998E A.M.T.
     09-01-28              7.00               5,000,000(b)        4,340,400
Golden State Tobacco Securitization
   California Tobacco Settlement
   Enhanced Asset-backed Revenue Bonds
   Series 2003B (FGIC Insured)
     06-01-28              5.38              12,500,000          12,595,750
     06-01-33              5.50               5,000,000           5,125,700
Health Facilities Financing Authority
   Revenue Bonds
   Catholic Healthcare West
   Series 2004G
     07-01-23              5.25               2,790,000           2,704,319
Health Facilities Financing Authority
   Revenue Bonds Residual Certificates
   Series 2000 Inverse Floater (MBIA Insured)
     07-01-10             14.92               3,660,000(d)        4,588,176
Lake Elsinore Public Financing Authority
   Local Agency Revenue Bonds
   Series 1997F
     09-01-20              7.10              11,395,000          11,973,752

See accompanying notes to investments in securities.

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9   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Name of                   Coupon               Principal          Value(a)
issuer and                 rate                 amount
title of
issue(e,f)

California (cont.)

Livermore-Amador Valley Water Management Agency
   Revenue Bonds Series 2001A
   (AMBAC Insured)
     08-01-31              5.00%             $4,000,000          $3,913,240
Long Beach Harbor Revenue Bonds
   Series 2000A (FGIC Insured) A.M.T.
     05-15-23              5.25              15,195,000          15,253,957
Los Angeles Unified School District
   Unlimited General Obligation Bonds
   Series 2000 Inverse Floater
   (FGIC Insured)
     07-01-18             14.62               3,330,000(d)        4,158,304
Los Angeles Unified School District
   Unlimited General Obligation Bonds
   1997 Election
   Series 2002E (MBIA Insured)
     01-01-27              5.13              15,500,000          15,546,035
Los Angeles Unified School District
   Unlimited General Obligation Bonds
   Series 2003A (MBIA Insured)
     01-01-28              5.00               2,000,000           1,978,280
Los Angeles Unified School District
   Unlimited General Obligation Refunding
   Bonds Series 2002 (MBIA Insured)
     07-01-15              5.75               5,000,000           5,683,950
     07-01-16              5.75               5,000,000           5,676,050
Los Angeles Wastewater System
   Refunding Revenue Bonds
   Series 2003A (MBIA Insured)
     06-01-27              5.00              10,000,000           9,906,500
Modesto Irrigation District Certificates of Participation
   Capital Improvements Refunding Bonds
   Series 2003A (MBIA Insured)
     07-01-18              5.00               1,610,000           1,667,380
Northern California Power Agency
   Geothermal #3 Revenue Bonds
   Series 1987A
     07-01-09              5.00              33,535,000          36,478,702
     07-01-09              5.00              13,100,000          13,295,190
Port of Oakland Revenue Bonds
   Series 2000A Inverse Floater
   (FGIC Insured) A.M.T.
     11-01-15             14.91               2,210,000(d)        2,623,845
Port of Oakland Revenue Bonds
   Series 2000B Inverse Floater
   (FGIC Insured) A.M.T.
     11-01-16             14.91               2,000,000(d)        2,355,380
Sacramento Cogeneration Authority
   Pre-refunded Revenue Bonds
   Procter & Gamble Series 1995
     07-01-21              6.50               8,000,000           8,586,080
Sacramento Municipal Utility District Electric
   Refunding Revenue Bonds
   Series 2003S (FSA Insured)
     11-15-09              5.00               6,490,000           7,051,645
Sacramento Sanitation District Financing Authority
   Refunding Revenue Bonds Series 2001
   (AMBAC Insured)
     12-01-27              5.00              20,000,000          19,811,000
San Diego Unified School District
   Capital Appreciation Unlimited
   General Obligation Bonds 1998 Election
   Series 2002D (FGIC Insured)
     07-01-27              5.00               8,000,000           7,924,720
San Diego Unified School District
   General Obligation Bonds Series 2000B
   Inverse Floater (MBIA Insured)
     07-01-20             13.09               3,180,000(d)        3,431,156
     07-01-21             13.07               1,865,000(d)        1,991,167
     07-01-22             13.09               1,370,000(d)        1,445,432
San Diego Unified School District
   Unlimited General Obligation Bonds
   1998 Election
   Series 2003E (FSA Insured)
     07-01-18              5.25               6,250,000           6,644,500
San Francisco City & County Airport Commission
   International Airport Revenue Bonds
   2nd Series 2000A (FGIC Insured) A.M.T.
     05-01-22              5.25              14,150,000          14,222,590
San Francisco City & County Airport Commission
   International Airport Revenue Bonds
   Series 2000A Inverse Floater (FSA Insured) A.M.T.
     05-01-14             14.89               1,080,000(d)        1,350,076
San Francisco City & County Airport Commission
   International Airport Revenue Bonds
   Series 2000B Inverse Floater (FSA Insured) A.M.T.
     05-01-15             14.85               1,150,000(d)        1,382,599

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Name of                   Coupon               Principal          Value(a)
issuer and                 rate                 amount
title of
issue(e,f)

California (cont.)

San Francisco City & County Airport Commission
   International Airport Revenue Bonds
   Series 2000C Inverse Floater (FSA Insured) A.M.T.
     05-01-16             15.23%             $1,220,000(d)       $1,488,241
San Francisco City & County Public Utilities
   Commission Refunding Revenue Bonds
   Series 2002A (MBIA Insured)
     11-01-32              5.00              18,000,000          17,734,680
San Francisco State Building Authority
   Lease Revenue Bonds
   San Francisco Civic Center Complex
   Series 1996A (AMBAC Insured)
     12-01-16              5.25              11,575,000          12,399,719
San Jose Airport Refunding Revenue Bonds
   Series 2001A (FGIC Insured)
     03-01-31              5.00               5,690,000           5,527,038
San Jose Financing Authority Lease
   Refunding Revenue Bonds
   Civic Center Project Series 2002B
   (AMBAC Insured)
     06-01-37              5.00               5,000,000           4,875,300
San Jose Redevelopment Agency
   Tax Allocation Bonds
   Series 2002 (MBIA Insured)
     08-01-32              5.00               8,195,000           8,004,876
Santa Clara Valley Transportation Authority
   Sales Tax Revenue Bonds
   Series 2004A (AMBAC Insured)
     04-01-36              5.50               3,000,000(k)        3,207,000
South Placer Wastewater Authority Revenue
   Bonds Series 2000A (FGIC Insured)
     11-01-23              5.25              11,060,000          12,345,614
State Department of Transportation
   Federal Highway Grant Anticipation
   Revenue Bonds
   Series 2004A (FGIC Insured)
     02-01-12              5.00               9,000,000           9,712,710
State Department of Water Resources
   Power Supply Revenue Bonds
   Series 2002A (MBIA Insured)
     05-01-10              5.25              14,500,000          15,882,575
State Economic Recovery Financing Authority
   Unlimited General Obligation Bonds
   Series 2004A
     01-01-08              5.00               9,200,000           9,851,912
     07-01-14              5.25               2,500,000           2,727,875
State Economic Recovery Financing Authority
   Unlimited General Obligation Bonds
   Series 2004B
     07-01-23              5.00              11,500,000(k)       12,348,240
State Health Facilities Financing Authority
   Lucile Salter Packard Hospital
   Revenue Bonds
   Series 2003C (AMBAC Insured)
     08-15-25              5.00               6,340,000           6,298,790
State Health Facilities Financing Authority
   Sutter Health Revenue Bonds
   Series 1999A (MBIA Insured)
     08-15-28              5.35              10,000,000          10,123,700
State Infrastructure & Economic Development
   Revenue Bonds Bay Area Toll Bridges
   1st Lien Series 2003A (FGIC Insured)
     07-01-29              5.00              10,000,000           9,861,800
State Public Works Board
   Lease Revenue Bonds
   Department of Corrections
   Series 1996A (AMBAC Insured)
     01-01-17              5.50              20,285,000          21,421,366
State Unlimited General Obligation Bonds
   Residual Certificates Series 1999
   Inverse Floater (MBIA Insured)
     12-01-16             14.85               5,410,000(d)        7,062,809
State Unlimited General Obligation Bonds
   Series 1997 (AMBAC Insured)
     10-01-18              5.00               6,870,000           7,049,101
State Unlimited General Obligation Bonds
   Series 2000
     06-01-19              5.50               8,465,000           8,791,156
     12-01-23              5.25              20,725,000          20,880,438
     10-01-25              5.38               5,000,000           5,023,950
State Unlimited General Obligation Bonds
   Series 2001 Inverse Floater (MBIA Insured)
     12-01-21             13.44               6,910,000(d)        7,493,066
State Unlimited General Obligation Bonds
   Series 2001
     03-01-31              5.13               7,500,000           7,303,500
     06-01-31              5.13              20,000,000          19,469,800
State Unlimited General Obligation Bonds
   Series 2003
     02-01-17              5.25              16,735,000          17,417,119
     02-01-21              5.25               2,500,000           2,549,550
     11-01-22              5.00               5,000,000           4,946,050

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
11   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Name of                   Coupon               Principal          Value(a)
issuer and                 rate                 amount
title of
issue(e,f)

California (cont.)

State Unlimited General Obligation Bonds (cont.)
   Series 2003 (cont.)
     11-01-24              5.13%              $8,000,000         $7,964,560
     02-01-28              5.25               17,000,000         16,909,050
     02-01-29              5.25                5,000,000          4,966,000
State Unlimited General Obligation Bonds
   Series 2004
     04-01-34              5.25              13,000,000          12,866,620
State Unlimited General Obligation
   Refunding Bonds Series 2002
     02-01-30              5.25              10,000,000           9,930,900
State Unlimited General Obligation
   Refunding Bonds Series 2003
   (MBIA Insured)
     02-01-26              5.25              15,000,000          15,230,700
     02-01-31              5.00               3,000,000           2,943,990
State Various Purpose Unlimited
   General Obligation Bonds Series 2003
     11-01-23              5.13               3,000,000           3,003,870
Statewide Communities Development Authority
   Certificates of Participation
   Series 1993
   (AMBAC Insured)
     10-01-11              5.60              44,800,000          50,161,217
University of California
   Multiple Purpose Projects
   Refunding Revenue Bonds
   Series 1997E (MBIA Insured)
     09-01-22              5.13              10,000,000          10,229,000
University of California
   Revenue Bonds
   Series 2003A (AMBAC Insured)
     05-15-19              5.13              15,000,000          15,575,700
     05-15-20              5.13               6,965,000           7,196,099
West Sacramento Financing Authority
   Special Tax Revenue Bonds
   Series 1999F
     09-01-29              6.10               5,000,000           5,091,550
Western Hills Water District Special Tax
   Bonds Diablo Grande Community Facilities
   Series 2001
     09-01-31              6.88                 500,000             515,575
Total                                                           676,301,721

Colorado (3.9%)

Adams County School District #12
   Unlimited General Obligation Bonds
   Adams 12 Five Star Schools
   Series 2002A (FSA Insured)
     12-15-10              5.25               3,255,000           3,579,003
Arapahoe County Public Highway Authority
   Capital Improvement Trust Fund
   E-470 Highway
   Pre-refunded Revenue Bonds
   Series 1986
     08-31-26              7.00              22,000,000          24,127,619
Aurora Centretech Metropolitan District
   Pre-refunded Revenue Bonds Series 1993B
     12-01-23             10.53               5,699,785(j)        9,942,876
Colorado Springs Utilities
   Senior Lien Refunding Revenue Bonds
   Series 2002A (AMBAC Insured)
     11-15-19              5.38              14,985,000          16,031,403
Denver City & County Airport
   Pre-refunded Revenue Bonds
   Series 1994A A.M.T.
     11-15-23              7.50               3,345,000           3,504,222
Denver City & County Airport
   Un-refunded Revenue Bonds
   Series 1994A A.M.T.
     11-15-23              7.50              15,995,000          16,653,833
Denver City & County Excise
   Tax Revenue Bonds
   Colorado Convention Center
   Series 2001A (FSA Insured)
     09-01-12              5.00               5,000,000           5,326,050
Denver City & County GVR
   Metropolitan District General
   Obligation Refunding Bonds
   Series 1991
     12-01-06              8.00               1,385,000           1,567,737
Denver City & County GVR
   Metropolitan District General
   Obligation Refunding Bonds
   Series 1995B
     12-01-06             11.00                 730,000             830,667

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Name of                   Coupon               Principal          Value(a)
issuer and                 rate                 amount
title of
issue(e,f)

Colorado (cont.)

Denver Urban Renewal Authority
   Tax Increment Revenue Bonds
   Downtown Denver Redevelopment
   Adams Mark Hotel Series 1989A A.M.T.
     09-01-15              8.00%            $13,450,000         $14,409,523
     09-01-16              8.00               1,785,000           1,908,022
     09-01-17              8.00               1,930,000           2,061,317
Denver West Metropolitan District
   General Obligation Bonds
   Series 1996
     06-01-16              6.50               2,560,000           2,651,546
Denver West Metropolitan District
   General Obligation Refunding
   Improvement Bonds
   Series 1995
     12-01-14              7.00               4,230,000           4,395,224
Educational & Cultural Facilities Authority
   Revenue Bonds Boulder County Day School
   Series 1999
     09-01-24              6.75               4,165,000           4,135,803
Loveland Special Improvement
   District # 1 Special Assessment Bonds
   Series 2000
     07-01-29              7.50               6,640,000           6,701,221
Lowry Economic Redevelopment Authority
   Revenue Bonds Series 1996
     12-01-10              7.80              13,900,000          14,814,759
Lowry Economic Redevelopment Authority
   Revenue Bonds Series 1998A
     12-01-10              7.30               2,700,000           2,846,718
North Range Metropolitan District #1
   Limited Tax General Obligation Bonds
   Commerce City Series 2001
     12-15-31              7.25              10,300,000          10,280,327
State Housing & Finance Authority
   Single Family Mortgage Revenue
   Bonds Series 2003 A.M.T.
     05-01-32              5.15               3,500,000           3,398,955
Superior Metropolitan District #1
   Water & Sewer Refunding & Improvement
   Pre-refunded Bonds
   Series 1994
     12-01-13              8.50               5,355,000           5,648,026
Superior Metropolitan District #2
   Pre-refunded Bonds
   Series 1994B
     12-01-13              8.25               2,185,000           2,301,898
Tri-Pointe Commercial Metropolitan
   District Limited General Obligation Bonds
   Series 2000
     12-01-19              7.75               9,210,000           9,481,787
University of Colorado Enterprise Systems
   Revenue Bonds Series 2002A
   (FGIC Insured)
     06-01-12              5.00               3,300,000           3,561,954
Total                                                           170,160,490

Connecticut (3.2%)

South Central Regional Water Authority
   Water System Refunding Revenue Bonds
   18th Series 2003A (MBIA Insured)
     08-01-09              5.25               1,160,000           1,266,766
State Housing Finance Authority
   Refunding Revenue Bonds
   Housing Mortgage Finance Program
   Series 2001B-3 (AMBAC Insured) A.M.T.
     05-15-21              5.30               7,615,000           7,630,154
     11-15-31              5.40              18,440,000          18,476,510
State Housing Finance Authority
   Revenue Bonds Housing Mortgage
   Finance Program Series 2002A-2
   A.M.T.
     11-15-22              5.50               7,180,000           7,275,997
     11-15-28              5.60               1,460,000           1,473,213
State Special Tax Obligation
   Refunding Revenue Bonds
   Series 2001B (FSA Insured)
     10-01-07              5.00              11,925,000          12,823,429
State Special Tax Obligation
   Revenue Bonds
   Series 2002A (FSA Insured)
     07-01-13              5.38               2,000,000           2,200,160
State Unlimited General Obligation
   Bonds Recovery Note Series 2002A
     12-01-05              4.00               8,000,000           8,250,000
State Unlimited General Obligation
   Bonds Series 2000B
     06-15-08              5.25               3,440,000           3,738,558

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Name of                   Coupon               Principal          Value(a)
issuer and                 rate                 amount
title of
issue(e,f)

Connecticut (cont.)

State Unlimited General Obligation
   Bonds Series 2001D
     11-15-15              5.13%             $2,500,000          $2,742,000
State Unlimited General Obligation
   Bonds Series 2001G
     12-15-07              5.00               9,180,000           9,870,887
     12-15-08              5.00               5,330,000           5,748,512
     12-15-10              5.00               6,660,000           7,218,374
State Unlimited General Obligation
   Bonds Series 2002B
     06-15-16              5.50               7,900,000           8,874,465
State Unlimited General Obligation
   Bonds Series 2002C
     12-15-18              5.50               2,380,000           2,574,303
State Unlimited General Obligation
   Bonds Series 2003A
     04-15-09              5.00               5,000,000           5,398,550
State Unlimited General Obligation
   Refunding Bonds Series 2001E
     11-15-14              5.13              10,165,000          10,842,091
     11-15-15              5.13               6,875,000           7,310,188
State Unlimited General Obligation
   Refunding Bonds Series 2002E
   (FSA Insured)
     11-15-14              5.38               8,990,000           9,877,763
State Unlimited General Obligation
   Refunding Revenue Bonds Series 2002C
     12-15-07              5.00               5,000,000           5,376,300
Total                                                           138,968,220

District of Columbia (0.7%)

District of Columbia Georgetown University
   Revenue Bonds
   Series 1988 (MBIA Insured)
     04-01-14              5.25               4,100,000           4,385,524
District of Columbia Unlimited General Obligation
   Refunding Bonds
   Series 1993B-2 (FSA Insured)
     06-01-06              5.50               6,200,000           6,597,110
Metropolitan Washington D.C.
   Airport Authority System Revenue Bonds
   Series 2001A (MBIA Insured) A.M.T.
     10-01-27              5.50              13,790,000          14,161,089
Washington D.C. Convention Center Authority
   Senior Lien Dedicated Tax Revenue Bonds
   Series 1998 (AMBAC Insured)
     10-01-15              5.25               4,940,000           5,220,345
Total                                                            30,364,068

Florida (5.4%)

Arbor Greene Community Development District
   Special Assessment Revenue Bonds
   Series 1996
     05-01-18              7.60               4,150,000           4,290,063
Bonita Springs Vasari Community
   Development District Capital
   Improvement Revenue Bonds
   Series 2001B
     05-01-09              6.20               3,725,000           3,837,681
Broward County School District
   Unlimited General Obligation
   Refunding Bonds Series 2002A
     02-15-08              5.00               5,810,000           6,239,127
Championsgate Community Development
   District Capital Improvement
   Revenue Bonds
   Series 1998B
     05-01-05              5.70               1,165,000           1,167,388
Charlotte County Development Authority
   1st Mortgage Refunding Revenue Bonds
   Royal Palm Retirement Center Series 1991
     03-01-14              9.50               3,075,000           3,091,021
Collier County School Board
   Certificates of Participation
   Series 2002 (FSA Insured)
     02-15-17              5.38               5,000,000           5,325,700
     02-15-18              5.38               5,000,000           5,318,950
County Water-Sewer District Collier County Water
   Refunding Revenue Bonds
   Series 2003B (FSA Insured)
     07-01-15              5.00               4,125,000           4,373,036
Crossings at Fleming Island
   Community Development District
   Special Assessment Bonds
   Series 1995
     05-01-16              8.25               8,500,000           9,164,360

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Name of                   Coupon               Principal          Value(a)
issuer and                 rate                 amount
title of
issue(e,f)

Florida (cont.)

Crossings at Fleming Island
   Community Development District
   Utility Revenue Bonds Series 1994
     10-01-19              7.38%            $11,580,000         $11,787,745
Double Branch Community Development District
   Special Assessment Revenue Bonds
   Series 2002B-1
     05-01-07              5.60               1,745,000           1,767,999
Grand Haven Community Development District
   Special Assessment Refunding Revenue
   Bonds Series 2002
     11-01-07              6.13               1,340,000           1,363,155
Greyhawk Landing Community
   Development District
   Special Assessment Revenue Bonds
   Series 2002B
     05-01-09              6.25               1,400,000           1,418,830
Harbor Bay Community Development District
   Capital Improvement Revenue Bonds
   Series 2001B
     05-01-10              6.35               8,170,000           8,412,404
Heritage Harbor South Community
   Development District Capital
   Improvement Revenue Bonds
   Series 2002B
     11-01-08              5.40               2,705,000           2,719,174
JEA Electric System Refunding Revenue Bonds
   Series 2002B (FSA Insured)
     10-01-07              5.00               6,295,000           6,744,337
Lakewood Ranch Community Development
   District #1 Special Assessment Bonds
   Series 1994
     05-01-14              8.25               1,550,000           1,574,614
Lakewood Ranch Community Development
   District #5 Special Assessment
   Revenue Bonds Series 2001B
     05-01-11              6.00                 120,000             122,516
Miami-Dade Counties School Board
   Certificates of Participation
   Series 2003C (MBIA Insured)
     08-01-06              5.00               4,170,000           4,419,533
Orange County Sales Tax
   Revenue Bonds
   Series 2002B (FGIC Insured)
     01-01-32              5.13              12,975,000          13,016,390
Orange County Tourist Development Tax
   Revenue Bonds
   Series 2000 (AMBAC Insured)
     10-01-15              5.63               8,000,000           8,732,080
Orlando & Orange Counties Expressway Authority
   Revenue Bonds Series 2003B
   (AMBAC Insured)
     07-01-35              5.00               5,500,000           5,390,770
Palm Beach County School Board
   Certificates of Participation
   Series 2001A (AMBAC Insured)
     08-01-19              5.50               3,500,000           3,744,195
Parklands West Community Development District
   Special Assessment Revenue Bonds
   Series 2001B
     05-01-06              6.00                 550,000             553,900
Port Everglades Authority
   Revenue Bonds
   Series 1989A (FSA Insured)
     09-01-16              5.00              15,635,000          15,780,563
Renaissance Community Development District
   Special Assessment Capital Improvement
   Revenue Bonds Series 2002B
     05-01-08              6.25               5,230,000           5,358,658
Reunion East Community Development District
   Special Assessment Bonds
   Series 2002B
     11-01-07              5.90               2,100,000           2,126,082
Riverwood Community Development District
   Charlotte County Special Assessment
   Revenue Bonds Series 1992A
     05-01-14              8.50               3,730,000           3,766,703
Riverwood Community Development District
   Charlotte County Special Assessment
   Revenue Bonds Series 1992B
     05-01-12              8.50                 115,000             116,132
Seacoast Utility Authority Water & Sewer Utility
   System Refunding Revenue Bonds
   Series 2001 (FGIC Insured)
     03-01-07              5.00               3,955,000           4,213,380
State Board of Education
   Capital Outlay
   Unlimited General Obligation
   Refunding Bonds Series 2002D
     06-01-11              5.00               7,295,000           7,898,369

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
15   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Name of                   Coupon               Principal          Value(a)
issuer and                 rate                 amount
title of
issue(e,f)

Florida (cont.)

State Board of Education
   Public Education
   Unlimited General Obligation Bonds
   Series 2003I
     06-01-09              5.00%             $9,200,000          $9,960,564
State Board of Education
   Unlimited General Obligation
   Refunding Bonds Series 2002B
     01-01-14              5.38              11,650,000          12,735,664
State Board of Education
   Unlimited General Obligation
   School Improvement Refunding Bonds
   Series 2003H (FSA Insured)
     06-01-07              5.00               7,690,000           8,236,759
State Department of Environmental Protection
   Preservation Refunding Revenue Bonds
   Florida Forever Series 2001B
   (MBIA Insured)
     07-01-10              5.00               6,575,000           7,139,858
State Division of Bond Finance
   Refunding Revenue Bonds
   Series 1997B (AMBAC Insured)
     07-01-12              6.00               2,500,000           2,878,150
State Unlimited General Obligation Bonds
   Department of Transportation
   Right of Way
   Series 1997A
     07-01-14              5.00               6,550,000           6,914,639
Sumter County Industrial Development Authority
   Industrial Development Revenue Bonds
   Little Sumter Utility Company
   Series 1997 A.M.T.
     10-01-27              7.25               3,900,000           3,912,402
Sumter County Industrial Development Authority
   Industrial Development Revenue Bonds
   Little Sumter Utility Company
   Series 1998 A.M.T.
     10-01-27              6.75               2,750,000           2,758,800
Tampa Bay Water Utility System
   Improvement Refunding Revenue
   Bonds Series 2001A (FGIC Insured)
     10-01-12              4.50               7,000,000           7,292,670
Village Community Development District #2
   Special Assessment District Revenue Bonds
   Series 1996
     05-01-17              7.63               2,565,000           2,683,118
Village Community Development District #5
   Special Assessment Revenue Bonds
   Series 2002B
     05-01-07              5.40               5,585,000           5,629,512
Volusia County Industrial Development Authority
   1st Mortgage Refunding Revenue Bonds
   Series 1996
     11-01-26              7.63              10,925,000          12,507,923
Waterchase Community Development District
   Capital Improvement Revenue Bonds
   Series 2001B
     05-01-08              5.90                 620,000             620,434
Total                                                           237,105,348

Georgia (1.3%)

Atlanta Airport
   Revenue Bonds Residual Certificates
   Series 2000 Inverse Floater (FGIC Insured)
     01-01-21             14.11               5,600,000(d)        6,547,016
Atlanta Airport
   Revenue Bonds Residual Certificates
   Series 2000 Inverse Floater (FGIC Insured)
   A.M.T.
     01-01-18             15.52               3,720,000(d)        4,506,892
Atlanta Water & Wastewater
   Refunding Revenue Bonds
   Series 1999A (FGIC Insured)
     11-01-13              5.50               2,715,000           3,048,674
Clayton County Water & Sewer Authority
   Refunding Revenue Bonds
   Series 2003
     05-01-06              3.00               3,510,000           3,572,794
Colquitt County Development Authority
   Revenue Bonds
   Zero Coupon Escrowed to Maturity
   Series 1991
     12-01-21              6.87              46,350,000(c)       18,311,494
Fulton County Development Authority
   Georgia Tech Foundation Funding
   Revenue Bonds Technology Square
   Series 2002A
     11-01-05              5.00               1,575,000           1,644,662
     11-01-13              5.25               1,105,000           1,207,434

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
16   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Name of                   Coupon               Principal          Value(a)
issuer and                 rate                 amount
title of
issue(e,f)

Georgia (cont.)

Fulton County Development Authority
   Revenue Bonds Series 2001
   (AMBAC Insured)
     10-01-07              5.00%             $1,700,000          $1,828,078
     10-01-12              5.50               2,385,000           2,643,963
Richmond County Board of Education
   Unlimited General Obligation Bonds
   Series 2002
     11-01-07              5.00               2,500,000           2,690,350
State Municipal Electric Power Authority
   Revenue Bonds Series 2002A
   (FSA Insured)
     01-01-14              5.25              10,000,000          10,940,300
Total                                                            56,941,657

Hawaii (1.3%)

City & County of Honolulu
   General Obligation Improvement
   Refunding Bonds
   Series 1993 Inverse Floater
     09-07-06              9.12              10,000,000(d)       11,327,600
     09-11-08              9.42              10,000,000(d)       11,978,200
State Airports Systems
   Refunding Revenue Bonds
   Series 2001 Inverse Floater
   (FGIC Insured) A.M.T.
     07-01-09             14.45               8,000,000(d)        9,204,080
State Department Budget & Finance
   Special Purpose Refunding Revenue Bonds
   Series 2003B (XLCA Insured) A.M.T.
     12-01-22              5.00              12,500,000          12,394,875
State Department Budget & Finance
   Special Purpose Revenue Bonds
   Series 2000 Inverse Floater (AMBAC Insured)
   A.M.T.
     07-01-16             14.70               9,000,000(d)       10,640,520
Total                                                            55,545,275

Illinois (4.6%)

Carol Stream County Tax Increment
   Revenue Bonds Series 1997
     01-01-17              7.88               4,260,000           4,428,270
Chicago O'Hare International Airport
   2nd Lien Passenger Facility Revenue Bonds
   Series 2001A Inverse Floater
   (AMBAC Insured) A.M.T.
     01-01-20             14.50               1,885,000(d)        2,117,270
Chicago O'Hare International Airport
   2nd Lien Passenger Facility Revenue Bonds
   Series 2001B Inverse Floater
   (AMBAC Insured) A.M.T.
     01-01-21             14.49               2,070,000(d)        2,293,105
Chicago O'Hare International Airport
   2nd Lien Passenger Facility Revenue Bonds
   Series 2001C (AMBAC Insured) A.M.T.
     01-01-10              5.25               3,095,000           3,289,087
     01-01-11              5.25               3,260,000           3,452,699
Chicago Unlimited General Obligation Bonds
   Series 2001A (MBIA Insured)
     01-01-31              5.00               4,000,000           3,914,160
Chicago Unlimited General Obligation
   Refunding Bonds Series 2000C
   (FGIC Insured)
     01-01-40              5.50               7,870,000           7,988,837
Chicago Unlimited General Obligation
   Refunding Bonds Series 2001A
   (MBIA Insured)
     01-01-38              5.50              11,000,000          11,155,870
Chicago Wastewater Transmission
   Revenue Bonds
   Series 1994 (MBIA Insured)
     01-01-24              6.38              22,500,000          23,591,924
Cook County Unlimited General Obligation
   Capital Improvement Bonds
   Series 1999A (FGIC Insured)
     11-15-16              5.25               3,000,000           3,305,190
Cook County Unlimited General Obligation
   Refunding Bonds Series 2003B
   (MBIA Insured)
     11-15-17              5.25               7,745,000           8,251,988
Development Finance Authority Pollution Control
   Refunding Revenue Bonds Commonwealth
   Edison Series 1994 (AMBAC Insured)
     01-15-14              5.85               4,500,000           5,130,180
Hodgkin's General Tax Increment Bonds
   Series 1995A
     12-01-13              7.63               7,000,000           7,473,200
Kane County School District #101 Unlimited
   General Obligation Bonds Batavia Building
   Series 1999 (FSA Insured)
     12-30-13              5.25               6,000,000           6,399,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
17   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Name of                   Coupon               Principal          Value(a)
issuer and                 rate                 amount
title of
issue(e,f)

Illinois (cont.)

Lakemoor Special Tax Revenue Bonds
   Series 1997
     03-01-27              7.80%             $8,810,000          $9,354,810
Metropolitan Pier & Exposition Authority
   Dedicated State Tax Revenue Bonds
   McCormick Place Expansion
   Series 1999 (FGIC Insured)
     12-15-28              5.25               3,500,000           3,512,845
Metropolitan Pier & Exposition Authority
   Dedicated State Tax Revenue Bonds
   McCormick Place Expansion
   Series 2002A (MBIA Insured)
     06-15-42              5.25              12,000,000          12,018,960
State Development Finance Authority
   Pollution Control Refunding Revenue Bonds
   Illinois Power Series 1991A
     07-01-21              7.38              19,250,000          21,617,173
State Development Finance Authority
   Retirement Housing Revenue Bonds
   Zero Coupon Series 1990
   Escrowed to Maturity
     04-15-20              7.75              68,000,000(c)       29,108,079
State Health Facilities Authority
   Revenue Bonds
   South Suburban Hospital
   Series 1992
     02-15-09              7.00               1,845,000           2,040,755
     02-15-18              7.00               3,025,000           3,737,418
State Unlimited General Obligation Bonds
   1st Series 2000 (MBIA Insured)
     12-01-20              5.40               4,000,000           4,270,040
State Unlimited General Obligation
   Refunding Bonds Series 2001A
   (MBIA Insured)
     01-01-33              5.25              13,900,000          14,002,999
Tinley Park Cook & Will Counties
   Unlimited Ad Valorem
   Tax Bonds of Special Service
   Series 1988
     12-01-04             10.65                 135,000             135,838
     12-01-05             10.65                 150,000             152,495
     12-01-06             10.65                 165,000             169,016
     12-01-07             10.65                 185,000             190,487
Village of Gilberts Special Service Area
   Special Tax Improvement Bonds
   Big Timber Series 2001
     03-01-30              7.88               7,560,000           8,268,070
Total                                                           201,369,765

Indiana (0.7%)

East Chicago Elementary School Building
   Lake County 1st Mortgage
   Refunding Bonds Series 1996
     01-05-16              6.25               8,000,000           9,161,440
South Bend Independent Community School Building
   Lease Revenue Bonds
   1st Mortgage Series 2002 (MBIA Insured)
     07-15-19              5.00               3,680,000           3,760,150
St. Joseph County Hospital Facility
   Revenue Bonds
   Memorial Hospital of South Bend
   Series 1980 Escrowed to Maturity
     06-01-10              9.40               1,195,000           1,428,646
State Bond Bank Revolving Fund
   Revenue Bonds
   Series 2000B
     08-01-20              5.30               4,000,000           4,228,960
State Housing Finance Authority Single Family
   Mortgage Revenue Bonds Series 2001
   Inverse Floater A.M.T. (GNMA/FNMA Insured)
     07-01-33             14.25               2,755,000(d)        2,790,760
State Housing Finance Authority Single Family
   Mortgage Revenue Bonds Series
   2002A (GNMA/FNMA Insured) A.M.T.
     01-01-33              5.45               3,265,000           3,264,837
Wayne Township Marion County School Building
   Revenue Bonds 1st Mortgage
   Series 2003A (FGIC Insured)
     01-15-28              5.25               4,750,000           4,802,108
Total                                                            29,436,901

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
18   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Name of                   Coupon               Principal          Value(a)
issuer and                 rate                 amount
title of
issue(e,f)

Iowa (0.2%)

State Finance Authority
   Refunding Revenue Bonds
   Series 2002 (MBIA Insured)
     06-15-13              5.38%             $6,000,000          $6,636,720
State Finance Authority
   Single Family Revenue Bonds
   Series 2001C Inverse Floater
   (GNMA/FNMA Insured) A.M.T.
     07-01-33             14.10               3,865,000(d)        3,934,493
Total                                                            10,571,213

Kansas (0.4%)

State Development Finance Authority
   Multi-family Revenue Bonds
   Tiffany Gardens Apartments
   Series 1999M A.M.T.
     09-01-29              6.75               4,975,000           4,401,532
State Turnpike Authority
   Refunding Revenue Bonds
   Series 2003A (AMBAC Insured)
     09-01-09              4.00               7,730,000           7,978,673
Wyandotte County Kansas City Multi-family
   Housing Revenue Bonds Park Victoria
   Apartments Series 1998 A.M.T.
     08-01-28              6.25               4,715,000           3,868,045
Total                                                            16,248,250

Kentucky (0.1%)

Muhlenberg County Hospital
   Refunding Revenue Bonds
   Muhlenberg Community Hospital
   Series 1996
     07-01-10              6.75               5,400,000           5,608,656

Louisiana (0.4%)

Local Government Environment Facilities &
   Community Development Authority
   Refunding Revenue Bonds
   Healthcare Facilities St. James Place
   Series 1999A
     11-01-29              8.00              10,000,000           8,243,600
Local Government Environment Facilities &
   Community Development Authority
   Refunding Revenue Bonds
   Healthcare Facilities St. James Place
   Series 1999A
     11-01-19              8.00               1,000,000             823,810
Public Facilities Authority Revenue Bonds
   Glen Retirement Systems Series 1995A
     12-01-15              6.50               1,000,000           1,017,750
State Unlimited General Obligation Bonds
   Series 1998B (FSA Insured)
     04-15-10              5.25               6,000,000           6,505,980
Total                                                            16,591,140

Maine (0.2%)

Kennebunk Special Obligation
   Revenue Bonds Series 1999A
     07-01-24              7.00               4,615,000           4,082,798
State Bond Bank Refunding Revenue Bonds
   Series 2003A
     11-01-06              5.00               2,000,000           2,124,940
State Housing Authority Mortgage Purpose
   Revenue Bonds Series 2003A-2 A.M.T.
     11-15-32              5.00               3,000,000           2,937,480
Total                                                             9,145,218

Maryland (2.6%)

Baltimore County Metropolitan District
   Unlimited General Obligation
   Refunding Bonds Series 2001
     06-01-12              5.50               3,500,000           3,951,430
Baltimore County Metropolitan District
   Unlimited General Obligation
   Refunding Bonds Series 2002
     09-01-14              5.25               3,215,000           3,533,317
Harford County Industrial Development
   Revenue Bonds Dorsey Series 1989
     04-16-05              8.00                 227,000             227,116
Howard County Unlimited General Obligation
   Public Improvement Pre-refunded Bonds
   Series 2002A
     08-15-12              5.25               1,020,000           1,124,315
Howard County Unlimited General Obligation
   Public Improvement Unrefunded Bonds
   Series 2002A
     08-15-12              5.25               6,275,000           6,939,899
Montgomery County Unlimited General Obligation
   Refunding Bonds Series 2002A
     11-01-10              5.00              10,775,000          11,772,765
Montgomery County Unlimited Tax
   General Obligation Bonds Series 2002A
     02-01-11              5.00               8,000,000           8,766,880

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
19   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Name of                   Coupon               Principal          Value(a)
issuer and                 rate                 amount
title of
issue(e,f)

Maryland (cont.)

State & Local Facilities
   Unlimited General Obligation
   Capital Improvement Bonds
   Series 2002A
     08-01-07              5.00%            $13,590,000         $14,628,956
     03-01-17              5.50              10,000,000          11,280,800
State & Local Facilities
   Unlimited General Obligation
   Refunding Bonds 1st Series 2003B
     07-15-07              5.00              23,025,000          24,782,958
State Department of Transportation Consolidated
   Revenue Bonds Series 2003
     12-15-07              5.00               5,930,000           6,386,669
University of Maryland System Auxiliary
   Faculty & Tuition Revenue Bonds
   Series 2003A
     04-01-10              5.00              13,440,000          14,558,208
Washington Suburban Sanitation District
   Unlimited General Obligation
   Refunding Bonds Series 2003
     06-01-08              5.25               1,660,000           1,817,949
Washington Suburban Sanitation District
   Unlimited General Obligation
   Revenue Bonds Series 2001
     06-01-12              4.25               4,050,000           4,191,224
Total                                                           113,962,486

Massachusetts (2.8%)

Commonwealth of Massachusetts
   General Obligation Bonds Consolidated Loans
   Series 2002A (FGIC Insured)
     01-01-09              5.00              12,370,000          13,317,295
State Consolidated Unlimited General Obligation Bonds
   Series 2001D (MBIA Insured)
     11-01-13              6.00              25,000,000          28,878,249
State Development Finance Agency
   Refunding Revenue Bonds
   Briarwood/Salem Retirement Community
   Series 2001B
     12-01-30              8.25               5,000,000           5,213,750
State Health & Educational Facilities Authority
   Revenue Bonds
   Harvard University Series 2002FF
     07-15-37              5.13              10,000,000          10,003,400
State Health & Educational Facilities Authority
   Revenue Bonds
   Massachusetts Institute of Technology
   Series 2002K
     07-01-17              5.38               1,000,000           1,116,030
State Health & Educational Facilities Authority
   Revenue Bonds
   Massachusetts Institute of Technology
   Series 2004M
     07-01-25              5.25               7,030,000           7,389,585
State Industrial Finance Agency
   Revenue Bonds
   Tufts University
   Series 1998H (MBIA Insured)
     02-15-28              4.75               2,750,000           2,600,373
State Limited General Obligation Bonds
   Consolidated Loans
   Series 2002C
     11-01-30              5.25               6,455,000           7,045,503
     11-01-30              5.25               3,545,000           3,869,297
State Limited General Obligation Refunding Bonds
   Consolidated Loans Series 2002E
     01-01-09              5.50               5,000,000           5,466,350
State Port Authority Special Facilities
   Revenue Bonds Delta Air Lines Series
   2001A (AMBAC Insured)
   A.M.T.
     01-01-22              5.50              20,000,000          20,196,200
State Turnpike Authority
   Metropolitan Highway System
   Senior Revenue Bonds
   Series 1997A (MBIA Insured)
     01-01-17              5.13               4,000,000           4,137,400
State Water Resources Authority
   Revenue Bonds Series 2004D
   (MBIA Insured)
     08-01-27              4.75               9,000,000           8,586,450
Water Resource Authority General
   Revenue Bonds Series 1992A
     07-15-19              6.50               3,500,000           4,105,395
Total                                                           121,925,277

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
20   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Name of                   Coupon               Principal          Value(a)
issuer and                 rate                 amount
title of
issue(e,f)

Michigan (2.6%)

Anchor Bay School District School Building & Site
   Unlimited General Obligation Bonds
   Series 2003
   (Qualified School Bond Loan Fund)
     05-01-29              5.00%             $2,500,000          $2,482,650
Concord Academy
   Certificates of Participation
   Series 1998
     10-01-19              7.00               1,000,000             954,880
Detroit Unlimited General Obligation
   Pre-refunded Bonds
   Series 1995A
     04-01-15              6.80               1,375,000           1,449,800
Detroit Water Supply System
   Revenue Bonds
   Series 2003B (MBIA Insured)
     07-01-32              5.25               5,000,000           5,072,900
Howell Public Schools
   Unlimited General Obligation Bonds
   Series 2003
   (Qualified School Bond Loan Fund)
     05-01-29              5.00               2,855,000           2,835,186
Hudsonville Public Schools
   Unlimited General Obligation Refunding
   Bonds Series 1997 (FGIC Insured)
     05-01-27              5.15               5,045,000           5,062,456
Kalamazoo City School District Building & Site
   Unlimited General Obligation Bonds
   Series 2001 (FSA Insured)
     05-01-12              4.40               1,070,000           1,108,648
State Building Authority
   Facilities Program Revenue Bonds
   Series 2000I
     10-15-16              5.25               2,000,000           2,128,600
State Building Authority
   Refunding Revenue Bonds
   Facilities Program 1st Series 2001
     10-15-08              5.50               5,280,000           5,809,690
State Building Authority
   Refunding Revenue Bonds
   Facilities Program 3rd Series 2002
     10-15-07              5.00               2,750,000           2,953,088
State Municipal Bond Authority Clean Water
   Revolving Fund Revenue Bonds Series 2001
     10-01-09              5.00               9,840,000          10,668,430
     10-01-10              5.00               5,195,000           5,642,497
State Municipal Bond Authority Clean Water
   Revolving Fund Revenue Bonds Series 2002
     10-01-07              5.25               2,480,000           2,684,823
     10-01-15              5.50               5,000,000           5,593,750
State Municipal Bond Authority School Loan
   Refunding Revenue Bonds
   Series 2003A
     06-01-09              5.25               5,500,000           5,999,125
State South Central Power Agency
   Power Supply Systems
   Refunding Revenue Bonds
   Series 1992 (MBIA Insured)
     11-01-06              5.90               4,510,000           4,888,569
State South Central Power Agency
   Power Supply Systems
   Refunding Revenue Bonds
   Series 2002 (AMBAC Insured)
     11-01-08              5.00               7,895,000           8,505,678
State Unlimited General Obligation
   Refunding Revenue Bonds Series 2001
     12-01-14              5.50               3,000,000           3,370,620
Strategic Fund Environmental Improvement
   Limited Obligation Refunding Revenue Bonds
   Crown Paper Company Series 1997B
     08-01-12              6.25               1,100,000(b)            1,100
Strategic Fund Limited Obligation Refunding
   Revenue Bonds Detroit Edison
   Series 1995AA (MBIA Insured)
     09-01-25              6.40              12,000,000          12,877,920
Summit Academy Certificates of
   Participation Series 1998
     08-01-18              7.00               2,500,000           2,391,400
Summit Academy North Public School Academy
   Certificates of Participation Series 2001B
     07-01-30              8.75               1,040,000           1,079,312
Summit Academy Public School Academy
   Certificates of Participation
   Refunding Revenue Bonds Series 2001
     07-01-30              7.38               4,140,000           4,275,295
Troy City Downtown Development Authority
   County of Oakland Development
   Pre-refunded Revenue Bonds
   Series 1995A
   (Radian Group Financial Guaranty)
     11-01-18              6.38               1,000,000           1,085,310

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
21   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Name of                   Coupon               Principal          Value(a)
issuer and                 rate                 amount
title of
issue(e,f)

Michigan (cont.)

Van Buren Township
   Tax Increment Revenue Bonds
   Series 1994
     10-01-16              8.40%             $3,745,000          $3,853,081
Waverly Community School
   Unlimited General Obligation Bonds
   Series 2000 (FGIC Insured)
     05-01-17              5.25               1,500,000           1,589,430
Wayne County Charter Airport
   Revenue Bonds Detroit Metropolitan Airport
   Series 1998B (MBIA Insured)
     12-01-11              5.25               4,040,000           4,331,526
Western Michigan University
   Refunding Revenue Bonds Series 2003
   (MBIA Insured)
     11-15-16              5.00               2,930,000           3,086,491
     11-15-17              5.00               3,020,000           3,159,766
Total                                                           114,942,021

Minnesota (3.5%)

Anoka County Housing & Redevelopment
   Authority Revenue Bonds
   Epiphany Assisted Living LLC
   Series 1999
     12-01-29              7.40               4,000,000           3,595,280
Edina Independent School District #273
   Unlimited General Obligation Bonds
   Series 2004
     02-01-22              4.25               2,700,000           2,500,281
     02-01-23              4.50               3,000,000           2,900,310
     02-01-24              4.50               2,000,000           1,928,980
Hastings Housing & Redevelopment
   Authority Housing & Health Care
   Revenue Bonds Arbor Oaks
   Assisted Living Series 2000A
     01-01-32              8.25               5,685,000           5,914,617
Maplewood Elder Care Facilities
   Revenue Bonds Care Institute
   Series 1994
     01-01-24              7.75               7,705,000(b)        5,008,250
Metropolitan Council Minneapolis-St. Paul
   Metropolitan Area
   Unlimited General Obligation Refunding
   Bonds Waste Water Treatment
   Series 2003A
     03-01-07              4.00               8,540,000           8,884,418
Minneapolis & St. Paul Metropolitan
   Airports Commission Revenue Bonds
   Series 1999B
   (FGIC Insured) A.M.T.
     01-01-11              5.50               3,000,000           3,209,010
Minnesota Business Academy
   Capital Appreciation Revenue Bonds
   Series 2002
     06-30-07              6.01                 348,000             289,118
Richfield Senior Housing
   Revenue Bonds Series 2000A
     02-01-35              7.75              11,000,000          10,977,010
Rochester Multi-family Housing
   Development Revenue Bonds
   Wedum Shorewood Campus
   Series 1999
     06-01-36              6.60              10,500,000           9,776,130
Sartell Health Care & Housing Facilities
   Revenue Bonds Foundation for Health Care
   Series 1999A
     09-01-29              6.63               4,000,000           3,781,240
Southern Minnesota Municipal
   Power Agency Power Supply System
   Refunding Revenue Bonds
   Zero Coupon Series 1994A
   (MBIA Insured)
     01-01-22              6.73              17,500,000(c)        6,979,700
     01-01-23              6.81              26,500,000(c)        9,904,110
     01-01-25              6.80              27,500,000(c)        8,987,825
     01-01-26              6.80              27,500,000(c)        8,422,975
     01-01-27              6.81              11,450,000(c)        3,297,829
Southern Minnesota Municipal
   Power Agency Power Supply System
   Refunding Revenue Bonds Series 2002A
   (AMBAC Insured)
     01-01-17              5.25              15,000,000          16,293,151
St. Paul Housing & Redevelopment Authority
   Health Care Facilities
   Refunding Revenue Bonds
   Lyngblomsten Care Center Series 1993
     11-01-06              7.13                 840,000             840,344
     11-01-17              7.13               2,255,000           2,247,874

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
22 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2004 SEMIANNUAL REPORT

Name of                   Coupon               Principal          Value(a)
issuer and                 rate                 amount
title of
issue(e,f)

Minnesota (cont.)

St. Paul Housing & Redevelopment Authority
   Health Care Facilities
   Revenue Bonds
   Lyngblomsten Multi-family Series 1993
     11-01-24              7.00%             $2,490,000          $2,361,939
St. Paul Housing & Redevelopment Authority
   Lease Revenue Bonds
   Minnesota Business Academy
   Series 2000
     03-01-30              8.00               4,390,000           3,846,474
St. Paul Port Authority Lease Revenue Bonds
   Office Building Cedar Street
   Series 2003
     12-01-23              5.00               2,540,000           2,573,249
     12-01-27              5.13               5,465,000           5,517,519
State Unlimited General Obligation Bonds
   Series 2000
     06-01-10              5.50               9,230,000          10,309,356
Western Minnesota Municipal
   Power Agency Refunding
   Revenue Bonds Series 2003A
   (MBIA Insured)
     01-01-30              5.00               5,000,000           5,000,450
Western Minnesota Municipal
   Power Agency Refunding
   Revenue Bonds Series 2003B
   (MBIA Insured)
     01-01-15              5.00               5,000,000           5,350,050
Total                                                           150,697,489

Mississippi (1.1%)

Gulfport Urban Renewal
   Multi-family Housing Revenue Bonds
   Woodchase Apartments
   Series 1998 A.M.T.
     12-01-28              6.75               2,940,000           2,479,214
Harrison County Waste Water
   Management District
   Refunding Bonds Series 1986
     02-01-15              5.00               4,250,000           4,552,685
Jackson Housing Authority
   Multi-family Housing Revenue Bonds
   Lakeside Villas Apartments
   Series 1999D A.M.T.
     12-01-29              7.50               3,490,000           3,244,444
Jackson Industrial Development
   Revenue Bonds Dorsey Series 1999
     04-16-05              8.00                 202,000             202,026
Long Beach Urban Renewal Multi-family Housing
   Revenue Bonds
   Long Beach Square Apartments
   Series 1998 A.M.T.
     08-01-28              6.75               3,645,000           3,092,382
State Capital Improvement Unlimited
   General Obligation Bonds
   Series 2002 (FGIC Insured)
     11-01-07              5.25               6,615,000           7,156,504
State Unlimited General Obligation
   Refunding Bonds Series 2001
     09-01-12              5.50              10,000,000          11,142,999
State Unlimited General Obligation
   Refunding Bonds Series 2002D
     07-01-16              5.50               7,570,000           8,416,629
State Unlimited General Obligation
   Refunding Bonds Series 2003A
     11-01-22              5.25               8,245,000           8,810,030
Total                                                            49,096,913

Missouri (0.4%)

Kansas City Municipal Assistance Public Improvement
   Refunding Revenue Bonds
   Series 2003C (MBIA Insured)
     04-01-05              5.00               2,000,000           2,058,180
     04-01-06              5.00               2,650,000           2,787,509
St. Louis Airport Refunding Revenue Bonds
   Lambert-St. Louis International Airport
   Series 2003A (FSA Insured)
     07-01-08              5.00               1,000,000           1,073,360
St. Louis Municipal Finance Leasehold
   Refunding Revenue Bonds
   Convention Center Project
   Series 2003 (AMBAC Insured)
     07-15-08              5.00               8,180,000           8,801,924
State Housing Development Commission
   Single Family Mortgage Revenue Bonds
   Series 2001 Inverse Floater
   (GNMA/FNMA Insured) A.M.T.
     09-01-33             14.25               1,815,000(d)        1,857,290
Total                                                            16,578,263

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
23   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Name of                   Coupon               Principal          Value(a)
issuer and                 rate                 amount
title of
issue(e,f)

Nebraska (0.4%)

Omaha Public Power District Electric System
   Revenue Bonds Series 1986A
     02-01-15              6.00%             $1,370,000          $1,568,938
State Public Power District
   Refunding Revenue Bonds
   Series 1998A (MBIA Insured)
     01-01-14              5.25              16,110,000          17,220,301
Total                                                            18,789,239

Nevada (0.5%)

Clark County Special Improvement District #121
   Local Improvement Bonds
   Southern Highlands Area Series 1999
     12-01-19              7.50               4,900,000           5,260,346
Director of the State Department of Business
   & Industry Las Vegas Monorail Capital
   Appreciation Revenue Bonds
   Zero Coupon Series 2000 (AMBAC Insured)
     01-01-19              5.75               5,105,000(c)        2,405,578
     01-01-23              5.93               5,000,000(c)        1,802,100
Las Vegas Redevelopment Agency Tax Increment
   Subordinate Lien Revenue Bonds
   Series 1994A
     06-15-10              6.00               2,000,000           2,023,200
     06-15-14              6.10               2,750,000           2,781,983
Las Vegas Water District
   Limited General Obligation Bonds
   Series 2003 (MBIA Insured)
     06-01-10              5.25               7,400,000           8,106,478
Total                                                            22,379,685

New Hampshire (--%)

Business Financial Authority
   Pollution Control & Solid Waste Disposal
   Refunding Revenue Bonds
   Crown Paper Company Series 1996
     01-01-22              7.75               4,255,000(b)            4,255

New Jersey (2.3%)

Casino Reinvestment Development Authority
   Parking Fee Revenue Bonds
   Series 1997A (FSA Insured)
     10-01-12              5.25               3,450,000           3,690,569
Jersey City School Improvement
   Unlimited General Obligation Bonds
   Series 2002B (AMBAC Insured)
     03-01-07              4.00               3,420,000           3,556,082
State Economic Development Authority
   School Facilities & Construction
   Revenue Bonds Series 2001A
     06-15-06              5.50               2,250,000           2,401,943
State Economic Development Authority
   School Facilities & Construction
   Revenue Bonds Series 2003F
     06-15-26              5.00               5,000,000           4,941,000
State Economic Development Authority
   Senior Lien Revenue Bonds
   Series 2001A (MBIA Insured)
     07-01-07              5.00              10,000,000          10,714,500
     07-01-08              5.00              10,000,000          10,769,500
State Educational Facilities Authority
   Revenue Bonds
   Princeton University
   Series 2000H
     07-01-21              5.38               2,000,000           2,097,160
State Transportation Certificates of Participation
   Federal Transportation Administration Grants
   Series 2000B (AMBAC Insured)
     09-15-08              5.50               5,000,000           5,503,000
State Transportation Toll Road Fund
   Authority Transportation System
   Series 2001C (FSA Insured)
     12-15-12              5.75              25,000,000          28,375,999
State Transportation Trust Fund Authority
   Revenue Bonds Series 2003C
     06-15-24              5.50               6,000,000           6,257,100
State Turnpike Authority
   Pre-refunded Revenue Bonds
   Series 2000A (MBIA Insured)
     01-01-11              6.00               3,215,300           3,657,532
State Turnpike Authority
   Revenue Bonds
   Series 2000R Inverse Floater (MBIA Insured)
     01-01-13             15.75               4,330,000(d)        6,266,982

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
24   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Name of                   Coupon               Principal          Value(a)
issuer and                 rate                 amount
title of
issue(e,f)

New Jersey (cont.)

State Turnpike Authority
   Un-refunded Balance Revenue Bonds
   Series 2000A (MBIA Insured)
     01-01-11              6.00%             $7,784,700          $8,875,025
University of Medicine & Dentistry of New Jersey
   Revenue Bonds Series 2002A
   (AMBAC Insured)
     12-01-12              5.25               1,705,000           1,879,609
Total                                                            98,986,001

New Mexico (0.7%)

Farmington Power
   Refunding Revenue Bonds
   Generating Division Series 1983
     01-01-13              9.88               4,685,000           5,081,773
State Highway Commission
   Senior Lien Tax Revenue Bonds
   Series 2000A
     06-15-10              5.00              10,000,000          10,859,200
State Unlimited General Obligation Bonds
   Capital Projects Series 2003
     03-01-08              4.00              12,690,000          13,209,021
Total                                                            29,149,994

New York (9.8%)

Dormitory Authority New York City
   University System Consolidated
   2nd Generation Resources Revenue Bonds
   Series 1990D
     07-01-09              7.00               5,000,000           5,478,650
Dormitory Authority New York State
   University Education Facility
   Revenue Bonds Series 1993A
     05-15-13              5.50              24,530,000          27,146,860
Local Government Assistance
   Capital Appreciation Revenue Bonds
   Zero Coupon Series 1993C (MBIA Insured)
     04-01-14              3.65               4,210,000(c)        2,742,226
Long Island Power Authority Electric System
   Refunding Revenue Bonds
   Series 2003B
     12-01-05              5.00              20,000,000          20,708,000
Metropolitan Transportation Authority
   Dedicated Tax Fund Revenue Bonds
   Series 2001A (FGIC Insured)
     11-15-31              5.00               4,000,000           3,947,800
Metropolitan Transportation Authority
   Dedicated Tax Fund Revenue Bonds
   Series 2002A (FSA Insured)
     11-15-24              5.25              17,405,000          17,836,470
     11-15-26              5.50               8,500,000           8,940,725
Metropolitan Transportation Authority
   Refunding Revenue Bonds
   Series 2002A (AMBAC Insured)
     11-15-19              5.50              10,000,000          10,822,600
Metropolitan Transportation Authority
   Refunding Revenue Bonds
   Series 2002F (MBIA Insured)
     11-15-08              5.00               3,000,000           3,236,610
Metropolitan Transportation Authority
   Revenue Bonds Series 2002A
     11-15-32              5.75               5,855,000           6,155,362
Metropolitan Transportation Authority
   Service Contract Refunding Revenue Bonds
   Series 2002A
     01-01-29              5.13              10,000,000           9,788,500
Metropolitan Transportation Authority
   Service Contract Revenue Bonds
   Series 2002B (MBIA Insured)
     01-01-13              5.50              10,160,000          11,298,936
New York & New Jersey Port Authority
   Revenue Bonds 2nd Series 2000
   Inverse Floater (MBIA Insured) A.M.T.
     10-15-21             14.89               3,505,000(d)        4,168,041
New York City
   Health & Hospital Revenue Bonds
   Health Systems Series 2002A
   (FSA Insured)
     02-15-15              5.50               5,255,000           5,675,610
New York City
   Pre-refunded Unlimited General Obligation Bonds
   Series 1996G
     02-01-17              5.75              12,340,000          13,264,760

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
25   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Name of                   Coupon               Principal          Value(a)
issuer and                 rate                 amount
title of
issue(e,f)

New York (cont.)

New York City
   Unlimited General Obligation
   Bonds Series 2000R Inverse Floater
   (FGIC Insured)
     05-15-14             15.39%             $1,790,000(d)       $2,412,043
     05-15-15             15.39               1,890,000(d)        2,533,942
     05-15-16             15.40               1,175,000(d)        1,571,657
New York City
   Unlimited General Obligation
   Refunding Revenue Bonds Series 2001F
     08-01-12              5.25              15,230,000          16,273,864
New York City
   Unlimited General Obligation
   Tax Refunding Revenue Bonds
   Series 2001G (FSA Insured)
     08-01-11              5.25               5,000,000           5,483,750
New York City
   Unlimited General Obligation Bonds
   Series 1996G
     02-01-17              5.75               7,660,000           8,051,503
New York City Municipal Financial Authority
   Water & Sewer System
   Revenue Bonds
   Series 2004B
     06-15-22              5.00               4,500,000           4,554,540
New York City Municipal Water Finance Authority
   Water & Sewer System
   Revenue Bonds
   Series 2002A
     06-15-29              5.00               4,000,000           3,916,560
New York City Transitional Finance Authority
   Future Tax Secured Revenue Bonds
   Series 2004C
     02-01-33              5.00               7,000,000           6,824,090
New York City Transitional Finance Authority
   Tax Revenue Bonds Series 2001B
     02-01-11              5.50               5,000,000           5,536,100
New York City Unlimited General Obligation
   Bonds Series 2003D
     10-15-20              5.25               6,520,000           6,676,284
New York City Unlimited General Obligation
   Bonds Series 2003I
     03-01-27              5.38               8,000,000           8,069,920
New York City Unlimited General Obligation
   Bonds Series 2003J
     06-01-19              5.50              27,500,000          28,837,875
New York City Unlimited General Obligation
   Refunding Bonds Series 2002E
     08-01-16              5.75               8,210,000           8,858,754
New York City Unlimited General Obligation
   Refunding Bonds Series 2002E
   (MBIA Insured)
     08-01-15              5.63               2,000,000           2,208,580
Port Authority of New York & New Jersey
   Revenue Bonds
   Series 2004
     07-15-34              5.00               7,000,000           6,768,650
State Dormitory Authority
   New York City University System
   Consolidated 2nd Generation Resource
   Revenue Bonds Series 1993A
     07-01-18              5.75               5,500,000           6,076,730
State Dormitory Authority
   Revenue Bonds
   Personal Income Tax
   Series 2003A
     03-15-32              5.00               5,000,000           4,825,850
State Dormitory Authority
   Revenue Bonds
   School Districts Financing Program
   Series 2002D (MBIA Insured)
     10-01-08              5.00              13,010,000          14,009,038
State Dormitory Authority
   State Personal Income Tax
   Revenue Bonds Series 2003A
     03-15-10              5.25               4,000,000           4,343,120
State Energy Research & Development Authority
   Revenue Bonds Gas Facilities
   Residual Certificates Brooklyn Union Gas
   Series 2000 Inverse Floater (MBIA Insured)
     01-01-21             14.21               7,520,000(d)        8,937,670
State Environmental Facilities
   Clean Water & Drinking Revolving Funds
   New York City Municipal Water
   Revenue Bonds Series 2002K
     06-15-28              5.00               9,000,000           9,012,150

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
26   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Name of                   Coupon               Principal          Value(a)
issuer and                 rate                 amount
title of
issue(e,f)

New York (cont.)

State Environmental Facilities
   Clean Water & Drinking Revolving Funds
   Refunding Revenue Bonds
   Series 2003B
     06-15-26              5.00%            $12,210,000         $12,250,659
State Environmental Facilities
   Personal Income Tax Revenue Bonds
   Series 2002A (FGIC Insured)
     01-01-16              5.38               2,345,000           2,540,479
State Housing Finance Agency
   State University Construction
   Refunding Bonds Series 1986A
     05-01-13              6.50               3,500,000           4,111,415
State Mortgage Agency Revenue Bonds
   2nd Series 2002R-181A
   Inverse Floater A.M.T.
     04-01-32             13.83               4,965,000(d)        4,900,058
State Power Authority
   Revenue Bonds
   Series 2000A
     11-15-30              5.25               1,615,000           1,631,408
State Thruway Authority
   Highway & Bridge Trust Fund
   Revenue Bonds Series 1998F (FSA Insured)
     04-01-16              5.00               5,145,000           5,342,002
State Thruway Authority
   Highway & Bridge Trust Fund
   Revenue Bonds Series 2001A
   (FGIC Insured)
     04-01-11              5.50               7,500,000           8,360,475
State Thruway Authority
   Local Highway & Bridge Tolls
   Revenue Bonds Series 2002
     04-01-15              5.50              15,000,000          16,197,000
State Unlimited General Obligation Bonds
   Series 2003A
     03-15-08              4.00               7,575,000           7,832,777
Tobacco Settlement Financing
   Asset-backed Revenue Bonds
   Series 2003A-1
     06-01-16              5.50               2,000,000           2,108,000
Tobacco Settlement Financing Revenue Bonds
   Series 2003C-1
     06-01-14              5.50               8,500,000           9,006,090
     06-01-15              5.50               7,125,000           7,555,920
Triborough Bridge & Tunnel Authority
   General Purpose Revenue Bonds
   Series 2001A (MBIA Insured)
     01-01-32              5.00               7,500,000           7,390,875
Triborough Bridge & Tunnel Authority
   Refunding Revenue Bonds
   Series 2002 (MBIA Insured)
     11-15-23              5.25               3,000,000           3,089,040
     11-15-32              5.00               5,900,000           5,813,093
Triborough Bridge & Tunnel Authority
   Refunding Revenue Bonds
   Series 2002B
     11-15-29              5.13              12,415,000          12,372,789
Total                                                           427,495,900

North Carolina (4.2%)

Charlotte Unlimited General Obligation
   Refunding Bonds Series 1998
     02-01-16              5.25               5,930,000           6,387,855
Charlotte Water & Sewer System
   Revenue Bonds Series 2002A
     07-01-14              5.50               5,695,000           6,395,542
     07-01-15              5.50               5,155,000           5,771,126

Eastern Municipal Power Agency

   Power System Pre-refunded Revenue Bonds
   Series 1986A
     01-01-17              5.00               6,220,000           6,595,501
Eastern Municipal Power Agency
   Power System Refunding Revenue Bonds
   Series 1986A
     01-01-18              4.00               8,675,000           8,288,269
Eastern Municipal Power Agency
   Power System Refunding Revenue Bonds
   Series 1988A
     01-01-26              6.00               1,940,000           2,226,829
Eastern Municipal Power Agency
   Power System Refunding Revenue Bonds
   Series 1989A
     01-01-10              7.50              15,125,000          18,285,218
     01-01-10              7.50              14,035,000          16,329,021
Eastern Municipal Power Agency
   Power System Refunding Revenue Bonds
   Series 1991A
     01-01-19              5.75              35,000,000          35,699,999

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
27   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Name of                   Coupon               Principal          Value(a)
issuer and                 rate                 amount
title of
issue(e,f)

North Carolina (cont.)

Eastern Municipal Power Agency
   Power System Refunding Revenue Bonds
   Series 1993B
     01-01-07              7.25%             $5,000,000          $5,487,950
     01-01-09              6.13              10,000,000          10,885,500
Eastern Municipal Power Agency
   Power System Refunding Revenue Bonds
   Series 2000 Inverse Floater (MBIA Insured)
     01-01-13             14.69               3,330,000(d)        4,224,405
Eastern Municipal Power Agency
   Power System Refunding Revenue Bonds
   Series 2003A
     01-01-11              5.50              15,000,000          16,064,550
Mecklenburg County Public Improvement
   Unlimited General Obligation Bonds
   Series 2001D
     02-01-12              4.00               3,600,000           3,683,736
     02-01-14              4.10               3,600,000           3,647,052
Raleigh Durham Airport Authority
   Revenue Bonds Series 2001A
   (FGIC Insured)
     11-01-11              5.00               1,900,000           2,038,548
State Highway
   Unlimited General Obligation Bonds
   Series 1997A
     05-01-12              5.00               5,000,000           5,300,400
State Housing Finance Agency
   Single Family Revenue Bonds
   Series 2002 Inverse Floater A.M.T.
     01-01-34             13.75               3,065,000(d)        2,955,763
State Municipal Power Agency
   Revenue Bonds
   #1 Catawba Electric Series 2003A
     01-01-12              5.50               6,500,000           6,991,530
State Unlimited General Obligation
   Public Improvement Bonds
   Series 1999A
     03-01-15              5.25               5,000,000           5,364,250
State Unlimited General Obligation
   Public Improvement Bonds
   Series 2001A
     03-01-08              4.50               4,400,000           4,668,796
State Unlimited General Obligation
   Public Improvement Bonds
   Series 2002A
     03-01-07              5.00               5,000,000           5,343,100
Total                                                           182,634,940

Ohio (2.5%)

Cleveland Waterworks
   Refunding Revenue Bonds
   Series 2001J (FSA Insured)
     01-01-12              5.38               1,000,000           1,102,270
Columbus Unlimited General Obligation Bonds
   Series 1999-2
     06-15-15              5.75               2,000,000           2,217,360
Cuyahoga County Health Care Facilities
   Refunding Revenue Bonds Judson
   Retirement Community Series 1996A
     11-15-18              7.25               4,130,000           4,341,415
Cuyahoga County Hospital Facilities
   Revenue Bonds
   Canton Series 2000
     01-01-30              7.50               1,500,000           1,633,395
Cuyahoga County Refunding Revenue Bonds
   Cleveland Clinic Foundation
   Series 2003A
     01-01-21              6.00               6,000,000           6,404,700
Dayton City School District
   School Facilities Construction & Improvement
   Unlimited General Obligation Bonds
   Series 2003A (FGIC Insured)
     12-01-29              5.00               8,375,000           8,293,009
Dayton City School District
   Unlimited General Obligation
   School Improvement Bonds Series 2003A
   (FGIC Insured)
     12-01-27              5.00               2,765,000           2,746,392
     12-01-31              5.00               5,000,000           4,942,150
Franklin County Health Care Facilities
   Refunding Revenue Bonds
   Lutheran Senior City
   Series 1999
     12-15-28              6.13               4,705,000           3,986,076

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
28   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Name of                   Coupon               Principal          Value(a)
issuer and                 rate                 amount
title of
issue(e,f)

Ohio (cont.)

Franklin County Hospital
   Refunding Revenue Bonds
   OhioHealth Series 2003C
     05-15-22              5.25%             $5,170,000          $5,167,880
     05-15-24              5.25               1,625,000           1,601,113
Franklin County Multi-family Housing
   Refunding Revenue Bonds
   West Bay Apartments Series 1998
   A.M.T.
     12-01-25              6.38               8,190,000(b)        5,217,358
Hamilton County Convention Facilities Authority
   First Lien Revenue Bonds
   Series 2004 (FGIC Insured)
     12-01-28              5.00               3,000,000           2,975,280
     12-01-33              5.00               4,000,000           3,916,360
State Building Authority
   Revenue Bonds
   Adult Correctional Building Fund
   Series 2002B
     04-01-14              5.25              12,000,000          13,234,439
State Building Authority
   Workers Compensation Facilities
   Refunding Revenue Bonds
   Series 2003A
     04-01-06              5.00               3,330,000           3,504,625
State Common Schools Capital Facilities Unlimited
   General Obligation Bonds Series 2001B
     09-15-11              5.25               6,545,000           7,222,931
State Highway Unlimited General Obligation
   Capital Improvement Bonds Series 2002G
     05-01-07              5.00               9,500,000          10,162,625
State Municipal Electric Generation Agency
   Refunding Revenue Bonds
   Series 2004 (AMBAC Insured)
     02-15-24              4.75               7,480,000           7,255,750
State University General Receipts
   Revenue Bonds Series 2002A
     12-01-12              5.25                 750,000             828,533
State Water Development Authority
   Pollution Control Facilities
   Refunding Revenue Bonds
   Toledo Edison Series 1994A A.M.T.
     10-01-23              8.00              10,000,000          10,426,899
Total                                                           107,180,560

Oklahoma (0.3%)

Jackson County Hospital Authority
   Refunding Revenue Bonds
   Jackson County Memorial Hospital
   Series 1994
     08-01-15              7.30               4,080,000           4,118,189
State Municipal Power Authority
   Power System Revenue Bonds
   Series 2001A (FSA Insured)
     01-01-12              5.00               1,185,000           1,274,136
     01-01-13              5.00               1,020,000           1,085,066
State Transportation Authority Turnpike System
   Refunding Revenue Bonds
   2nd Series 2002B (AMBAC Insured)
     01-01-16              5.25               5,000,000           5,385,149
Total                                                            11,862,540

Oregon (0.7%)

Clackamus Community College
   Unlimited General Obligation
   Revenue Bonds Series 2001
   (FGIC Insured)
     06-15-11              5.00               2,250,000           2,450,115
     06-15-12              5.25               1,000,000           1,095,250
Portland Airport Revenue Bonds
   Portland International Airport Series 2001
   (FGIC Insured) A.M.T.
     07-01-11              5.25               3,335,000           3,547,406
Salem-Keizer School District #24J
   Unlimited General Obligation Bonds
   Series 1999
     06-01-19              5.00               3,500,000           3,786,965
State Department of Administrative Services
   Revenue Bonds Series 2003
   (FSA Insured)
     09-01-06              5.00              10,000,000          10,609,600
State Health Housing
   Educational & Cultural Facilities Authority
   Revenue Bonds Oregon Baptist Retirement
   Homes-Weidler Retirement Center
   Series 1996
     11-15-26              8.00               7,175,000           7,384,510
Total                                                            28,873,846

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
29   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Name of                   Coupon               Principal          Value(a)
issuer and                 rate                 amount
title of
issue(e,f)

Pennsylvania (1.9%)

Allegheny County Unlimited General
   Obligation Refunding Bonds
   Series 2003C-56 (FSA Insured)
     10-01-09              5.00%             $3,990,000          $4,313,749
Beaver County Industrial Development Authority
   Collateralized Pollution Control
   Refunding Revenue Bonds
   Cleveland Electric Illuminating
   Series 1995A
     07-15-25              7.75              11,150,000          11,983,797
Beaver County Industrial Development Authority
   Collateralized Pollution Control
   Refunding Revenue Bonds
   Toledo Edison Series 1995A
     05-01-20              7.75              14,000,000          15,251,879
Delaware River Port Authority
   Refunding Revenue Bonds
   Series 2001A (FSA Insured)
     01-01-12              5.25               3,130,000           3,446,224
Lehigh County Industrial Development
   Authority Pollution Control Refunding
   Revenue Bonds Series 2003
   (AMBAC Insured)
     11-01-08              3.13               7,000,000           7,018,410
Montgomery County
   Higher Education & Health Authority
   Revenue Bonds
   Temple Continuing Care Center
   Series 1999
     07-01-29              6.75              10,000,000(b)        2,800,000
Philadelphia Gas Works
   Refunding Revenue Bonds
   1975 General Ordinance 17th Series 2003
   (FSA Insured)
     07-01-06              4.00              11,695,000          12,095,905
Philadelphia Gas Works
   Revenue Bonds
   1975 General Ordinance 17th Series 2003
   (FSA Insured)
     07-01-09              5.00               7,650,000           8,243,640
Philadelphia Industrial Development
   Lease Authority Revenue Bonds
   Series 2001B (FSA Insured)
     10-01-13              5.50               7,925,000           8,680,173
State University
   Refunding Revenue Bonds
   Series 2002
     08-15-16              5.25               1,000,000           1,095,120
State Unlimited General Obligation
   Refunding Bonds Series 2002
     02-01-12              5.50               5,970,000           6,656,550
Total                                                            81,585,447

Puerto Rico (1.4%)(i)

Commonwealth of Puerto Rico
   Public Improvement Unlimited
   General Obligation Refunding Bonds
   Series 2001A (XLCA Insured)
     07-01-17              5.50               1,500,000           1,662,405
Commonwealth of Puerto Rico
   Unlimited General Obligation
   Bonds Series 1998 (MBIA Insured)
     07-01-23              4.88              40,880,000          41,030,029
Commonwealth of Puerto Rico
   Unlimited General Obligation Refunding Bonds
   Series 2004A
     07-01-12              5.00               6,000,000           6,305,640
Housing Finance Corporation Home Mortgage
   Revenue Bonds Mortgaged-Backed
   Securities Series 2001 Inverse Floater
   (GNMA/FNMA Insured) A.M.T.
     12-01-28             13.58               3,360,000(d)        3,318,874
Puerto Rico Electric Power Authority
   Revenue Bonds
   Series 1998DD (FSA Insured)
     07-01-13              5.13               5,000,000           5,366,950
Puerto Rico Public Buildings Authority
   Guaranteed Revenue Bonds
   Residual Certificates Series 2000
   Inverse Floater (FSA Insured)
     07-01-21             13.45               3,120,000(d)        3,517,363
Total                                                            61,201,261

See accompanying notes to investments in securities.

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30   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Name of                   Coupon               Principal          Value(a)
issuer and                 rate                 amount
title of
issue(e,f)

South Carolina (1.7%)

Cherokee County Spring City
   Industrial Development Revenue Bonds
   Knitting Cluett Peabody Series 1979
     09-01-09              7.40%             $5,200,000          $5,856,812
Jobs Economic Development Authority
   1st Mortgage Health Facilities
   Revenue Bonds Westly Commons
   Series 2000
     10-01-31              8.00              10,000,000           9,435,300
Lexington County Health Services District
   Hospital Revenue Bonds
   Series 2004
     05-01-32              5.50               4,685,000(h)        4,607,276
Piedmont Municipal Power Agency Electric
   Refunding Revenue Bonds
   Series 1986A
     01-01-24              5.75               7,550,000           7,375,444
Richland County School District #2
   Unlimited General Obligation Bonds
   Series 2002B (FGIC Insured)
     02-01-08              5.00               3,000,000           3,218,310
     02-01-09              5.00               3,000,000           3,234,990
State Highway Unlimited
   General Obligation Bonds
   Series 2001B
     04-01-12              4.50               6,000,000           6,328,380
State School Facilities
   Unlimited General Obligation Bonds
   Series 2001A
     01-01-10              5.00               2,000,000           2,173,620
State Transportation Infrastructure
   Bank Revenue Bonds
   Series 1999A (AMBAC Insured)
     10-01-21              5.25              15,900,000          16,866,561
State Transportation Infrastructure
   Junior Lien Revenue Bonds
   Series 2001B (AMBAC Insured)
     10-01-31              5.25              10,000,000          10,187,800
State Transportation Infrastructure
   Revenue Bonds Series 1999A
   (AMBAC Insured)
     10-01-14              5.50               6,135,000           6,672,855
Total                                                            75,957,348

South Dakota (0.6%)

Heartland Consumers Power District
   Electric System Refunding Revenue Bonds
   Series 1986
     01-01-10              6.00              10,205,000          11,272,341
Sioux Falls Multi-family Housing
   Revenue Bonds Series 1996A
     12-01-34              7.50               5,860,000           5,769,287
State Lease Revenue
   Trust Certificates Series 1993A
   (FSA Insured)
     09-01-17              6.70               7,260,000           8,806,525
Total                                                            25,848,153

Tennessee (0.5%)

Memphis Unlimited General Obligation
   Public Improvement Bonds
   Series 2000
     04-01-18              5.25               4,675,000           4,944,327
Memphis Unlimited General Obligation Bonds
   Series 2000
     04-01-16              5.25               5,000,000           5,308,200
Nashville & Davidson Counties
   Health & Education Facilities
   1st Mortgage Revenue Bonds
   Blakeford at Green Hills CCRC
   Series 1994A
     07-01-24              9.25              12,230,000          12,549,937
Total                                                            22,802,464

Texas (5.7%)

Aldine Independent School District
   Unlimited General Obligation
   Refunding Revenue Bonds Series 2001
   (Permanent School Fund Guarantee)
     02-15-11              5.00               2,000,000           2,159,060
Austin Electric Utility Systems
   Refunding Revenue Bonds
   Series 2002 (FSA Insured)
     11-15-14              5.50               3,485,000           3,888,737
Board of Regents of Texas Tech University
   System Revenue Bonds 7th Series 2002
   (MBIA Insured)
     08-15-09              5.25               1,605,000           1,751,344

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
31   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Name of                   Coupon               Principal          Value(a)
issuer and                 rate                 amount
title of
issue(e,f)

Texas (cont.)

Board of Regents of University System
   General Refunding Revenue Bonds
   Series 1986
     08-15-07              6.50%             $2,565,000          $2,740,677
Castlewood Municipal Utility District
   Water & Sewer Systems
   Unlimited Tax & Refunding Revenue Bonds
   Series 1997
     04-01-14              6.75               2,210,000           2,286,466
Colony Municipal Utility
   District #1 Denton County
   Series 1980
     08-01-07              9.25               1,000,000           1,201,510
Corpus Christi Business & Job Development
   Sales Tax Refunding Revenue Bonds
   Series 2002 (AMBAC Insured)
     09-01-25              5.00               3,550,000           3,531,469
Corpus Christi Unlimited General Obligation
   Refunding Bonds Series 2001 (FSA Insured)
     03-01-11              5.00               3,690,000           3,985,200
     03-01-12              5.00               3,400,000           3,634,192
Cypress-Fairbanks Independent School District
   Unlimited General Obligation Refunding
   Revenue Bonds Series 2002
   (Permanent School Fund Guarantee)
     02-15-10              5.00               5,000,000           5,388,750
Dallas Area Rapid Transit
   Senior Lien Revenue Bonds
   Series 2001 (AMBAC Insured)
     12-01-09              5.50               2,000,000           2,211,660
Denison Hospital Authority Hospital
   Pre-refunded Revenue Bonds
   Texoma Medical Center
   Series 1994
     08-15-24              7.10               1,350,000           1,392,903
Duncanville Independent School District
   Unlimited General Obligation
   Refunding Bonds Series 2001B
   (Permanent School Fund Guarantee)
     02-15-32              5.25               5,000,000           5,046,950
El Paso Health Facilities Development
   Revenue Bonds Series 2001
     08-15-31              7.75               5,000,000           5,078,600
Fate Higher Education Facilities
   Revenue Bonds North Hills School
   Series 2000
     12-01-25              7.75               5,815,000           6,043,355
Fort Bend Independent School District
   Unlimited General Obligation Refunding
   Bonds Series 1999
   (Permanent School Fund Guarantee)
     02-15-18              5.25               4,000,000           4,168,720
Frisco Independent School District
   Unlimited General Obligation Bonds
   Series 2000
   (Permanent School Fund Guarantee)
     08-15-30              5.00               2,045,000           2,007,106
Harris County Health Facilities
   Hospital Revenue Bonds
   Memorial Hospital Series 1992
     06-01-15              7.13               7,120,000           7,120,000
Harris County Toll Road Authority
   Senior Lien Refunding Revenue Bonds
   Series 2004 (FGIC Insured)
     08-15-28              5.00               4,000,000           3,939,440
Harris County Toll Road Authority
   Sub Lien Unlimited General Obligation Refunding Bonds
   Series 2003
     08-01-33              5.00              12,065,000          11,706,549
Houston Airport Systems
   Revenue Bonds 2nd Series 2000
   Inverse Floater (FSA Insured) A.M.T.
     07-01-18             14.07               4,350,000(d)        4,712,790
     07-01-19             14.10               2,660,000(d)        2,857,079
Houston Water & Sewer System
   Junior Lien Refunding Revenue Bonds
   Series 2002B (AMBAC Insured)
     12-01-15              5.75               5,000,000           5,698,300
Houston Water & Sewer Systems
   Junior Lien Refunding Revenue Bonds
   Series 2002 (AMBAC Insured)
     12-01-10              5.50               4,000,000           4,458,680
Karnes County Public Facility
   Lease Revenue Bonds
   Series 1995
     03-01-15              9.20              12,820,000          13,783,936

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
32   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Name of                   Coupon               Principal          Value(a)
issuer and                 rate                 amount
title of
issue(e,f)

Texas (cont.)

Lower Colorado River Authority
   Refunding Revenue Bonds
   Series 2002 (MBIA Insured)
     05-15-18              5.00%             $4,990,000          $5,154,620
Lubbock Health Facilities Development
   Corporation Fixed Rate 1st Mortgage
   Revenue Bonds Carillon Series 1999A
     07-01-29              6.50              18,645,000(b)       13,983,750
Montgomery County Municipal Utility
   District #42 Refunding Revenue Bonds
   Waterworks & Sewer Systems
   Series 1999
     09-01-23              6.88               1,955,000           2,050,326
Municipal Power Agency
   Refunding Revenue Bonds
   Series 1993 (MBIA Insured)
     09-01-09              5.25               8,000,000           8,735,200
North Central Health Facilities
   Development Revenue Bonds
   Retirement Facility Northwest Senior Housing
   Series 1999A
     11-15-29              7.50               2,900,000           2,990,915
North Texas Tollway Authority
   Dallas North Tollway System
   Refunding Revenue Bonds
   Series 1997A (FGIC Insured)
     01-01-20              5.00              10,000,000          10,179,700
Northside Independent School District
   Unlimited General Obligation
   Refunding Bonds Series 2001
   (Permanent School Fund Guarantee)
     02-15-12              5.50               3,720,000           4,095,348
San Antonio Electric & Gas
   Refunding Revenue Bonds
   Series 2003
     02-01-09              5.25              10,000,000          10,841,100
     02-01-10              5.25              10,000,000          10,900,100
Southwest Higher Education Authority
   Revenue Bonds
   Southern Methodist University
   Series 2002 (AMBAC Insured)
     10-01-15              5.50               3,420,000           3,760,564
State Department of Housing & Community Affairs
   Single Family Revenue Bonds
   2nd Series 2002A Inverse Floater
   (MBIA Insured) A.M.T.
     03-01-34             14.26               2,235,000(d)        2,301,670
State Department of Housing & Community Affairs
   Single Family Revenue Bonds
   2nd Series 2002B Inverse Floater
   (MBIA Insured) A.M.T.
     03-01-34             14.24               1,980,000(d)        2,038,984
State Municipal Power Agency
   Sub Lien Refunding Revenue Bonds
   Series 2004 (FGIC Insured)
     09-01-10              4.25               3,500,000(h)        3,573,220
State Public Finance Authority
   Refunding Revenue Bonds
   Series 2002 (FGIC Insured)
     02-01-10              5.00              10,650,000          11,450,135
State Public Finance Authority
   Unlimited General Obligation
   Refunding Bonds Series 1997
     10-01-12              5.00               4,275,000           4,472,548
State Turnpike Authority
   Revenue Bonds
   Series 2002A (AMBAC Insured)
     08-15-39              5.50              10,000,000          10,306,100
State University Financing Systems Revenue Bonds
   Series 1996A
     08-15-13              5.10               2,375,000           2,562,174
     08-15-14              5.13               5,020,000           5,410,154
State University Systems Financing
   Refunding Revenue Bonds
   Series 2002 (FSA Insured)
     03-15-17              5.00               4,260,000           4,398,620
State Water Development Board
   Senior Lien Revenue Bonds
   Series 1998A
     07-15-10              5.25               3,000,000           3,248,460
Tarrant Regional Water District
   Improvement Refunding Revenue Bonds
   Series 2002 (FSA Insured)
     03-01-07              4.00               1,500,000           1,553,610
Texas A & M University Financing Systems
   Refunding Revenue Bonds
   Series 2003B
     05-15-09              5.00               4,000,000           4,310,720

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
33   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Name of                   Coupon               Principal          Value(a)
issuer and                 rate                 amount
title of
issue(e,f)

Texas (cont.)

University of Texas
   Permanent University Fund College
   Refunding Revenue Bonds
   Series 2002A
     07-01-09              5.00%             $7,110,000          $7,675,601
Wylie Independent School District
   Unlimited General Obligation
   Refunding Bonds Zero Coupon
   Series 2001 (Permanent School Fund
   Guarantee)
     08-15-12              4.80               3,385,000(c)        2,353,387
Total                                                           249,140,479

Utah (1.7%)

Carbon County Solid Waste Disposal
   Refunding Revenue Bonds
   Sunnyside Cogeneration
   Series 1999A A.M.T.
     08-15-23              7.10              10,859,000          10,294,658
Carbon County Solid Waste Disposal
   Refunding Revenue Bonds
   Sunnyside Cogeneration
   Zero Coupon Series 1999B A.M.T.
     08-15-24              8.00               3,920,000(b,c)        756,364
Davis County School District
   Unlimited General Obligation Bonds
   Series 2003
     06-01-10              5.00               2,265,000           2,453,380
     06-01-11              5.00               2,380,000           2,576,850
Eagle Mountain Special Assessment
   Revenue Bonds Special Improvement
   District #00-1 Series 2001
     02-01-21              8.25               6,380,000           6,545,370
Eagle Mountain Special Assessment
   Revenue Bonds Special Improvement
   District #98-1 Series 1999
     12-15-12              6.25              10,455,000          10,434,717
Hurricane Health Facilities
   Development Revenue Bonds
   Mission Health Services
   Series 1990
     07-01-20             10.50               7,095,000(b)        2,483,250
Intermountain Power Agency
   Power Supply
   Refunding Revenue Bonds
   Series 1998A (MBIA Insured)
     07-01-12              5.25              16,600,000          18,022,620
Intermountain Power Agency
   Power Supply
   Residual Certificates
   Series 2000 Inverse Floater
   (MBIA Insured)
     07-01-17             14.78              15,330,000(d)       19,155,754
State Housing Single Family Mortgage Revenue
   Bonds Cl III Series 2003A-1 A.M.T.
     07-01-24              5.13               2,500,000           2,440,175
Total                                                            75,163,138

Vermont (0.1%)

University of Vermont General Obligation Revenue
   Bonds Series 2002 (AMBAC Insured)
     10-01-15              5.50               2,000,000           2,209,580
     10-01-16              5.50               2,110,000           2,318,552
Total                                                             4,528,132

Virginia (2.4%)

Arlington County Unlimited General Obligation
   Public Improvement Bonds
   Series 2001
     02-01-07              4.50               3,295,000           3,477,477
Chesapeake Public Unlimited General
   Obligation Improvement Bonds Series 1996
     05-01-16              5.50               3,500,000           3,790,360
Fairfax County Economic
   Development Authority
   Educational Facilities Revenue Bonds
   Browne Academy Series 1998
     10-01-08              6.00                 860,000             904,926
     10-01-23              6.45               5,200,000           5,283,512
Fairfax County Public General
   Obligation Improvement Refunding
   Bonds Series 2001A
     06-01-07              5.00              10,000,000          10,746,900
Fairfax County Redevelopment & Housing
   Authority Multi-family Housing Revenue
   Bonds Burkeshire Commons Series 1996
     10-01-36              7.60               5,000,000           5,434,450

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
34   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Name of                   Coupon               Principal          Value(a)
issuer and                 rate                 amount
title of
issue(e,f)

Virginia (cont.)

Hampton Convention Center
   Revenue Bonds
   Series 2002 (AMBAC Insured)
     01-15-28              5.13%            $10,750,000         $10,829,120
Hampton Unlimited General Obligation
   Public Improvement Refunding Bonds
   Series 2003
     08-01-06              4.00               2,000,000           2,078,100
Henrico County Unlimited General Obligation
   Public Improvement Refunding Bonds
   Series 2003
     01-15-10              5.00               5,790,000           6,295,814
Loudoun County General Obligation
   Public Improvement Bonds Series 2001C
     11-01-12              5.00               3,010,000           3,282,736
Richmond Refunding
   Unlimited General Obligation Bonds
   Series 1995B (FGIC Insured)
     01-15-15              5.20               3,735,000           3,950,696
Richmond Unlimited General Obligation Bonds
   Series 2002A (FSA Insured)
     07-15-09              5.25               2,150,000           2,353,734
     07-15-10              5.25               2,150,000           2,359,002
State Commonwealth Transportation Board
   Refunding Revenue Bonds
   U.S. Route 58 Corridor Series 2003A
     05-15-06              5.00               7,110,000           7,510,222
State Commonwealth Transportation Board
   Route 28 Refunding Revenue Bonds
   Series 2002
     04-01-17              5.00               4,860,000           5,071,167
State Housing Development Authority
   Revenue Bonds Series 2003A-1
   A.M.T.
     01-01-24              4.85               1,700,000           1,655,902
     01-01-27              4.90               2,850,000           2,778,066
State Public School Authority
   Refunding Revenue Bonds Series 2003B
     08-01-06              4.00               5,000,000           5,189,900
State Public School Authority
   Revenue Bonds
   Series 2000A
     08-01-18              5.50               5,210,000           5,601,948
State Unlimited General Obligation Bonds
   Series 2003A
     06-01-09              5.00              15,400,000          16,754,739
Total                                                           105,348,771

Washington (4.3%)

Clark County Refunding Revenue
   Bonds Series 2001B (AMBAC Insured)
     12-01-12              5.25               2,565,000           2,812,086
Everett Water & Sewer Refunding Revenue Bonds
   Series 2003 (MBIA Insured)
     07-01-15              5.00               1,800,000           1,897,110
     07-01-16              5.00               1,890,000           1,980,342
King County Housing Authority
   Pooled Housing Refunding
   Revenue Bonds Series 1995A
     03-01-26              7.20               4,000,000           4,113,720
King County Limited General Obligation
   Pre-refunded Bonds Series 2002
     12-01-13              5.50               1,385,000           1,552,433
King County Limited General Obligation
   Un-refunded Revenue Bonds
   Series 2002
     12-01-13              5.50              12,925,000          14,427,919
King County School District #414
   Lake Washington Unlimited
   General Obligation Bonds
   Series 1998
     12-01-07              5.00               6,835,000           7,325,206
Lewis County Public Utilities District #1
   Cowlitz Falls Hydroelectric
   Refunding Revenue Bonds
   Series 2003 (XLCA Insured)
     10-01-10              5.00               3,620,000           3,889,183
Northwest Energy Electric Refunding Revenue Bonds
   Columbia Generating Series 2001A
   (FSA Insured)
     07-01-17              5.50              10,000,000          10,698,200

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
35   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Name of                   Coupon               Principal          Value(a)
issuer and                 rate                 amount
title of
issue(e,f)

Washington (cont.)

Northwest Energy Electric Refunding Revenue Bonds
   Project #3 Series 2002B
   (FSA Insured)
     07-01-16              6.00%            $10,000,000         $11,173,100
Northwest Energy Electric Revenue Bonds
   Series 2001 Inverse Floater
   (FSA Insured)
     07-01-18             14.18               7,160,000(d)        8,574,888
Public Power Supply System Linked
   Revenue Bonds
   Series 1993 (FSA Insured)
     07-01-11              5.75              40,000,000          44,487,599
Seattle Drain & Wastewater Refunding
   Revenue Bonds Series 2002
   (FGIC Insured)
     07-01-08              4.00                 900,000             932,112
     07-01-10              4.50               2,050,000           2,158,753
Snohomish County Public Utility District #1
   Generation System Refunding Revenue
   Bonds Series 1986A
     01-01-20              5.00              17,750,000          18,715,068
Spokane Public Facilities District
   Hotel Motel & Sales Tax Revenue Bonds
   Series 2003 (MBIA Insured)
     12-01-28              5.75               3,195,000           3,407,723
State Limited General Obligation Various Purpose
   Refunding Revenue Bonds
   Series 2002R (MBIA Insured)
     01-01-16              5.00              15,000,000          15,584,700
State Unlimited General Obligation Bonds
   Residual 1st Series 2000
   Inverse Floater
     07-01-18             14.57               4,010,000(d)        4,925,724
State Unlimited General Obligation Bonds
   Residual 2nd Series 2000
   Inverse Floater
     07-01-19             14.55               3,975,000(d)        4,843,021
State Unlimited General Obligation Bonds
   Series 2000B
     01-01-25              6.00               5,000,000           5,403,400
Tacoma Electric System
   Refunding Revenue Bonds
   Series 2001A (FSA Insured)
     01-01-20              5.75               5,000,000           5,430,950
Tacoma Electric System
   Refunding Revenue Bonds
   Series 2001B (FSA Insured)
     01-01-07              5.50               5,780,000           6,189,224
     01-01-12              5.50               5,000,000           5,517,550
Washington Multnomah & Yamhill Counties
   Unlimited General Obligation Revenue Bonds
   Hillsboro District Series 2001 (MBIA Insured)
     06-01-11              5.00               2,995,000           3,260,087
Total                                                           189,300,098

Wisconsin (0.4%)

Dane County Unlimited General Obligation
   Bonds Series 2002B
     06-01-09              5.00               2,860,000           3,088,199
     06-01-10              5.00               2,955,000           3,194,089
State Health & Educational Facilities Authority
   Revenue Bonds FH Healthcare Development
   Series 1999
     11-15-28              6.25               5,000,000           5,182,301
State Unlimited General Obligation Bonds
   Series 2000A
     05-01-07              5.50               4,285,000           4,634,870
State Unlimited General Obligation Bonds
   Series 2000C
     05-01-15              5.30               2,000,000           2,206,380
Total                                                            18,305,839

Wyoming (0.3%)

State Community Development Authority
   Housing Revenue Bonds 1st Series 2002
   Inverse Floater A.M.T.
     06-01-33             14.39               2,970,000(d)        3,026,935
State Community Development Authority
   Revenue Bonds Series 2001
   Inverse Floater (FSA Insured) A.M.T.
     12-01-21             13.70               3,730,000(d)        3,739,623
State Farm Loan Board Capital Facilities
   Revenue Bonds Series 1994
     04-01-24              6.10               5,000,000           5,140,900
Total                                                            11,907,458

Total municipal bonds
(Cost: $4,120,829,559)                                       $4,215,309,529

See accompanying notes to investments in securities.

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36   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Municipal notes (1.5%)

Issuer(e,f,g)              Effective          Principal            Value(a)
                             yield              amount

Alabama (--%)

Phenix Industrial Development Board
   Environmental Improvement Revenue Bonds
   (Mead Coated Board Project)
   V.R. Series 1993A
   (Bank of Nova Scotia) A.M.T.
     06-01-28              1.05%             $1,300,000          $1,300,000

Florida (0.1%)

Orange County School Board
   Certificates of Participation
   V.R. Series 2000B
   (Suntrust Bank) (AMBAC Insured)
     08-01-25              1.05               4,400,000           4,400,000

Idaho (--%)

Power County Pollution Control
   Revenue Bonds
   (FMC Corporation Project)
   V.R. Series 1985
   (Wachovia Bank)
     12-01-10              1.05               1,800,000           1,800,000

Iowa (0.1%)

State Finance Authority Private College
   Revenue Bonds (Morningside College)
   V.R. Series 2001
   (Firstar Bank)
     07-01-26              1.10               4,400,000           4,400,000

Mississippi (0.1%)

Jackson County Pollution Control
   Refunding Revenue Bonds
   (Chevron USA Incorporated Project)
   V.R. Series 1993
     06-01-23              1.05               2,900,000           2,900,000

Missouri (0.1%)

State Development Finance Board
   Lease Revenue Bonds
   (Missouri Association of Municipal Utilities)
   V.R. Series 2003 (U.S. Bank)
     06-01-33              1.10                 700,000             700,000
State Health & Education Facilities Authority
   Revenue Bonds
   (St. Louis University)
   V.R. Series 1999B
   (Bank of America)
     10-01-24              1.10               2,100,000           2,100,000
Total                                                             2,800,000

Nevada (--%)

Clark County Airport
   Revenue Bonds
   V.R. Series 2001A
   (Landesbank Baden-Wuerttemberg) (FGIC Insured)
   A.M.T.
     07-01-36              1.07                 300,000             300,000

New Mexico (0.2%)

Farmington Pollution Control
   Refunding Revenue Bonds
   (Arizona Public Service Company)
   V.R. Series 1994A
   (Barclays Bank)
     05-01-24              1.05                 300,000             300,000
Farmington Pollution Control
   Refunding Revenue Bonds
   (Arizona Public Service Company)
   V.R. Series 1994B
   (Barclays Bank)
     09-01-24              1.05               8,950,000           8,950,000
Total                                                             9,250,000

Ohio (0.6%)

Cuyahoga County
   Revenue Bonds (Cleveland Clinic)
   V.R. Series 2003B1
   (JP Morgan Chase Bank)
     01-01-35              1.05               2,750,000           2,750,000
State Air Quality Development Authority
   Pollution Control Facilities
   Revenue Bonds
   (Ohio Edison Company Project)
   V.R. Series 1988C
   (Wachovia Bank) A.M.T.
     09-01-18              1.05               3,215,000           3,215,000
State Solid Waste
   Revenue Bonds

(BP Amoco Exploration & Oil Project)

   V.R. Series 1999 A.M.T.
     08-01-34              1.07               6,500,000           6,500,000
State Water Development Authority
   Pollution Control Facilities
   Revenue Bonds
   (Ohio Edison Company Project)
   V.R. Series 1988B (Wachovia Bank) A.M.T.
     09-01-18              1.07              10,000,000          10,000,000
Total                                                            22,465,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
37   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Issuer(e,f,g)              Effective          Principal            Value(a)
                             yield              amount

Oklahoma (--%)

State Industrial Authority
   Refunding Revenue Bonds
   (INTEGRIS Baptist Medical Center)
   V.R. Series 1999B
   (Morgan Guaranty Trust) (MBIA Insured)
     08-15-29              1.05%             $1,600,000          $1,600,000

Tennessee (--%)

Clarksville Public Building Authority
   Pooled Financing Revenue Bonds
   V.R. Series 2001
   (Bank of America)
     07-01-31              1.05                 500,000             500,000
Clarksville Public Building Authority
   Pooled Financing Revenue Bonds
   V.R. Series 2003
   (Bank of America)
     01-01-33              1.05               1,510,000           1,510,000
Total                                                             2,010,000

Texas (0.3%)

Bell County Health Facilities Development Corporation
   Revenue Bonds
   (Scott & White Memorial Hospital)
   V.R. Series 2001-1
   (J.P. Morgan Chase Bank) (MBIA Insured)
     08-15-31              1.05               1,400,000           1,400,000
Bell County Health Facilities Development Corporation
   Revenue Bonds
   (Scott & White Memorial Hospital)
   V.R. Series 2001-2
   (Westdeutsche Landesbank) (MBIA Insured)
     08-15-31              1.05               2,600,000           2,600,000
Harris County Health Facilities Development Corporation
   Revenue Bonds
   (Texas Children's Hospital)
   V.R. Series 1999B-1
   (Morgan Guaranty Trust) (MBIA Insured)
     10-01-29              1.05               5,000,000           5,000,000
Harris County Health Facilities Development Corporation
   Revenue Bonds
   (Texas Medical Center Project)
   V.R. Series 2001
   (Chase Manhattan Bank) (MBIA Insured)
     09-01-31              1.05               2,550,000           2,550,000
Harris County Health Facilities Development Corporation
   Revenue Bonds
   (Young Men's Christian Association of
   the Greater Houston Area)
   V.R. Series 1999
   (Bank One Texas)
     07-01-34              1.05               2,090,000           2,090,000
Total                                                            13,640,000

Utah (--%)

Emery County Pollution Control
   Refunding Revenue Bonds
   (PacifiCorp Project)
   V.R. Series 1994
   (Bank of Nova Scotia) (AMBAC Insured)
     11-01-24              1.05                 200,000             200,000

Total municipal notes
(Cost: $67,065,000)                                             $67,065,000

Total investments in securities
(Cost: $4,187,894,559)(l)                                    $4,282,374,529

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(d) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on May 31, 2004. As of May 31, 2004, the value of inverse floaters represented 6.0% of net assets.

--------------------------------------------------------------------------------
38   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

(e) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA       -- ACA Financial Guaranty Corporation

     AMBAC     -- American Municipal Bond Association Corporation

     BIG       -- Bond Investors Guarantee

     CGIC      -- Capital Guaranty Insurance Company

     FGIC      -- Financial Guaranty Insurance Company

     FHA       -- Federal Housing Authority

     FNMA      -- Federal National Mortgage Association

     FHLMC     -- Federal Home Loan Mortgage Corporation

     FSA       -- Financial Security Assurance

     GNMA      -- Government National Mortgage Association

     MBIA      -- MBIA Insurance Corporation

     XLCA      -- XL Capital Assurance

(f)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    -- Alternative Minimum Tax -- As of May 31, 2004, the value securities subject to alternative minimum tax represented 7.8% of net assets.

     B.A.N.    -- Bond Anticipation Note

     C.P.      -- Commercial Paper

     R.A.N.    -- Revenue Anticipation Note

     T.A.N.    -- Tax Anticipation Note

     T.R.A.N.  -- Tax & Revenue Anticipation Note

     V.R.      -- Variable Rate

     V.R.D.B.  -- Variable Rate Demand Bond

     V.R.D.N.  -- Variable Rate Demand Note

(g) The Portfolio is entitled to receive principal amount from issuer/obligor or third party, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31,2004.

(h) At May 31, 2004, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $8,064,718.

(i) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.4% of net assets as of May 31, 2004.

(j) Until May 2008, interest income is accrued on the original principal at an annual rate of 6.00%. Concurrently, the principal amount is adjusted for interest at an annual rate of 4.53%. Beginning June 2008, the annual interest rate will be 9.15% and will be calculated on the adjusted principal amount. The interest rate disclosed represents the annualized effective yield on the date of acquisition.

(k) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2004.

(l) At May 31, 2004, the cost of securities for federal income tax purposes was approximately $4,187,895,000 approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                $175,937,000
     Unrealized depreciation                                 (81,457,000)
                                                             -----------
     Net unrealized appreciation                            $ 94,480,000
                                                            ------------

--------------------------------------------------------------------------------
39   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
Tax-Free High Yield Portfolio

May 31, 2004 (Unaudited)
Assets
Investments in securities, at value (Note 1)
   (identified cost $4,187,894,559)                                         $4,282,374,529
Accrued interest receivable                                                     71,299,044
Receivable for investment securities sold                                       14,469,618
                                                                                ----------
Total assets                                                                 4,368,143,191
                                                                             -------------
Liabilities
Disbursements in excess of cash on demand deposit                                  531,825
Payable for investment securities purchased                                      8,151,867
Accrued investment management services fee                                          53,581
Other accrued expenses                                                              40,060
                                                                                    ------
Total liabilities                                                                8,777,333
                                                                                 ---------
Net assets                                                                  $4,359,365,858
                                                                            ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
40   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Statement of operations
Tax-Free High Yield Portfolio

Six months ended May 31, 2004 (Unaudited)
Investment income
Income:
Interest                                                                   $ 110,625,195
                                                                           -------------
Expenses (Note 2):
Investment management services fee                                            10,250,078
Compensation of board members                                                     12,167
Custodian fees                                                                   111,502
Audit fees                                                                        18,750
Other                                                                             30,699
                                                                                  ------
Total expenses                                                                10,423,196
                                                                              ----------
Investment income (loss) -- net                                              100,201,999
                                                                             -----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                    20,878,633
Net change in unrealized appreciation (depreciation) on investments         (125,394,877)
                                                                            ------------
Net gain (loss) on investments                                              (104,516,244)
                                                                            ------------
Net increase (decrease) in net assets resulting from operations            $  (4,314,245)
                                                                           =============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
41   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Statements of changes in net assets
Tax-Free High Yield Portfolio
                                                                             May 31, 2004       Nov. 30, 2003
                                                                           Six months ended      Year ended
                                                                              (Unaudited)
Operations
Investment income (loss) -- net                                           $  100,201,999        $  232,479,657
Net realized gain (loss) on investments                                       20,878,633            35,100,073
Net change in unrealized appreciation (depreciation) on investments         (125,394,877)           46,777,876
                                                                            ------------            ----------
Net increase (decrease) in net assets resulting from operations               (4,314,245)          314,357,606
                                                                              ----------           -----------
Proceeds from contributions                                                   32,819,105            76,569,328
Fair value of withdrawals                                                   (345,321,000)         (601,947,716)
                                                                            ------------          ------------
Net contributions (withdrawals) from partners                               (312,501,895)         (525,378,388)
                                                                            ------------          ------------
Total increase (decrease) in net assets                                     (316,816,140)         (211,020,782)
Net assets at beginning of period                                          4,676,181,998         4,887,202,780
                                                                           -------------         -------------
Net assets at end of period                                               $4,359,365,858        $4,676,181,998
                                                                          ==============        ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
42   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Notes to Financial Statements

Tax-Free High Yield Portfolio

(Unaudited as to May 31, 2004)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Tax-Free High Yield Portfolio (the Portfolio) is a series of Tax-Free Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio invests primarily in medium and lower quality bonds (junk bonds) and other debt obligations whose interest may be exempt from federal income tax. The Portfolio may invest in higher-quality bonds and notes when the difference in yield between higher- and lower-quality securities does not warrant the increase in risk or there is not an adequate supply of lower-quality securities. The declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Portfolio may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

--------------------------------------------------------------------------------
43   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Swap transactions

To produce incremental earnings, to gain exposure to or protect itself from market changes, the Portfolio may enter into swap agreements. Swaps are an agreement between two parties to exchange periodic cash flows based on a specified amount of principal. The net cash flow is generally the difference between a floating market interest rate versus a fixed interest rate. The Portfolio may employ swaps to synthetically add or subtract principal exposure to the municipal market.

Risks of entering into a swap include a lack of correlation between swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the swap to experience adverse changes in value relative to expectations. In addition, swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the swap positions entered.

Swaps are valued daily and unrealized appreciation and depreciation is recorded. The Portfolio will realize a gain or loss when the swap is terminated. The Portfolio did not enter into any swap agreements for the six months ended May 31, 2004.

--------------------------------------------------------------------------------
44   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Securities purchased on a forward-commitment basis

Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid securities at least equal to the amount of its forward-commitments. As of May 31, 2004, the Portfolio has entered into outstanding when-issued securities of $8,064,718.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. FEES AND EXPENSES

The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with American Express Financial Corporation (AEFC) to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.49% to 0.36% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees and any other expenses properly payable by the Trust or Portfolio and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested trustees may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the underlying Fund or other American Express mutual funds. The Portfolio's liability for these amounts is adjusted for market value changes and remains in the Portfolio until distributed in accordance with the Plan.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

--------------------------------------------------------------------------------
45   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $489,559,335 and $595,273,042, respectively, for the six months ended May 31, 2004. Realized gains and losses are determined on an identified cost basis.

4. FINANCIAL HIGHLIGHTS

The table below shows certain important financial information for evaluating the Portfolio's results.

Ratios/supplemental data
Fiscal period ended Nov. 30,                                               2004(e)      2003     2002     2001     2000
Ratio of expenses to average daily net assets(a)                           .45%(c)      .45%     .45%     .45%     .45%
Ratio of net investment income (loss) to average daily net assets         4.37%(c)     4.79%    5.58%    5.99%    6.25%
Portfolio turnover rate (excluding short-term securities)                   11%          44%      37%      37%      15%
Total return(b)                                                           (.14%)(d)    6.61%    5.17%    7.28%    7.05%

(a) Expense ratio is based on total expenses of the Portfolio before reduction of earnings credits on cash balances. The ratio does not include feeder fund expenses.

(b) Total return is based on a calculated Portfolio NAV and does not reflect payment of a sales charge.

(c)  Adjusted to an annual basis.

(d)  Not annualized.

(e)  Six months ended May 31, 2004 (Unaudited).

--------------------------------------------------------------------------------
46   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP High Yield Tax-Exempt Fund

May 31, 2004 (Unaudited)
Assets
Investment in Portfolio (Note 1)                                                                     $4,359,242,035
Capital shares receivable                                                                                    90,555
                                                                                                             ------
Total assets                                                                                          4,359,332,590
                                                                                                      -------------
Liabilities
Dividends payable to shareholders                                                                           908,925
Capital shares payable                                                                                      456,050
Accrued distribution fee                                                                                     36,409
Accrued transfer agency fee                                                                                   4,836
Accrued administrative services fee                                                                           3,798
Other accrued expenses                                                                                      113,608
                                                                                                            -------
Total liabilities                                                                                         1,523,626
                                                                                                          ---------
Net assets applicable to outstanding capital stock                                                   $4,357,808,964
                                                                                                     ==============
Represented by
Capital stock -- $.01 par value (Note 1)                                                             $   10,009,767
Additional paid-in capital                                                                            4,252,883,819
Undistributed net investment income                                                                       2,412,588
Accumulated net realized gain (loss) (Note 4)                                                            (1,975,866)
Unrealized appreciation (depreciation) on investments                                                    94,478,656
                                                                                                         ----------
Total -- representing net assets applicable to outstanding capital stock                             $4,357,808,964
                                                                                                     ==============
Net assets applicable to outstanding shares:                Class A                                  $4,035,118,275
                                                            Class B                                  $  293,968,113
                                                            Class C                                  $   28,720,611
                                                            Class Y                                  $        1,965
Net asset value per share of outstanding capital stock:     Class A shares         926,846,333       $         4.35
                                                            Class B shares          67,534,827       $         4.35
                                                            Class C shares           6,595,063       $         4.35
                                                            Class Y shares                 451       $         4.36
                                                                                           ---       --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
47   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Statement of operations
AXP High Yield Tax-Exempt Fund

Six months ended May 31, 2004 (Unaudited)
Investment income
Income:
Interest                                                                                              $ 110,621,906
                                                                                                      -------------
Expenses (Note 2):
Expenses allocated from Portfolio                                                                        10,422,911
Distribution fee
   Class A                                                                                                5,286,775
   Class B                                                                                                1,557,187
   Class C                                                                                                  149,853
Transfer agency fee                                                                                         930,895
Incremental transfer agency fee
   Class A                                                                                                   90,224
   Class B                                                                                                   13,868
   Class C                                                                                                    1,313
Service fee -- Class Y                                                                                            2
Administrative services fees and expenses                                                                   730,669
Compensation of board members                                                                                 7,917
Printing and postage                                                                                        203,930
Registration fees                                                                                            57,440
Audit fees                                                                                                    6,250
Other                                                                                                        30,853
                                                                                                             ------
Total expenses                                                                                           19,490,087
   Earnings credits on cash balances (Note 2)                                                               (26,923)
                                                                                                            -------
Total net expenses                                                                                       19,463,164
                                                                                                         ----------
Investment income (loss) -- net                                                                          91,158,742
                                                                                                         ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                                               20,879,110
Net change in unrealized appreciation (depreciation) on investments                                    (125,392,406)
                                                                                                       ------------
Net gain (loss) on investments                                                                         (104,513,296)
                                                                                                       ------------
Net increase (decrease) in net assets resulting from operations                                       $ (13,354,554)
                                                                                                      =============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
48   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Statements of changes in net assets
AXP High Yield Tax-Exempt Fund
                                                                                    May 31, 2004      Nov. 30, 2003
                                                                                  Six months ended     Year ended
                                                                                     (Unaudited)
Operations and distributions
Investment income (loss) -- net                                                   $   91,158,742     $  213,223,431
Net realized gain (loss) on investments                                               20,879,110         35,100,026
Net change in unrealized appreciation (depreciation) on investments                 (125,392,406)        46,775,916
                                                                                    ------------         ----------
Net increase (decrease) in net assets resulting from operations                      (13,354,554)       295,099,373
                                                                                     -----------        -----------
Distributions to shareholders from:
   Net investment income
   Class A                                                                           (85,708,815)      (196,732,371)
   Class B                                                                            (5,133,064)       (12,617,982)
   Class C                                                                              (494,428)        (1,095,403)
   Class Y                                                                                   (42)          (143,971)
                                                                                             ---           --------
Total distributions                                                                  (91,336,349)      (210,589,727)
                                                                                     -----------       ------------
Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                                           134,363,428        304,504,767
   Class B shares                                                                     12,086,594         45,786,374
   Class C shares                                                                      4,005,973         11,190,030
   Class Y shares                                                                             --         24,598,876
Reinvestment of distributions at net asset value
   Class A shares                                                                     62,272,510        137,086,554
   Class B shares                                                                      4,037,689          9,548,181
   Class C shares                                                                        433,208            915,465
Payments for redemptions
   Class A shares                                                                   (385,310,780)      (701,141,472)
   Class B shares (Note 2)                                                           (34,066,560)       (96,949,243)
   Class C shares (Note 2)                                                            (5,398,384)        (9,718,637)
   Class Y shares                                                                             --        (24,669,536)
                                                                                    ------------       ------------
Increase (decrease) in net assets from capital share transactions                   (207,576,322)      (298,848,641)
                                                                                    ------------       ------------
Total increase (decrease) in net assets                                             (312,267,225)      (214,338,995)
Net assets at beginning of period                                                  4,670,076,189      4,884,415,184
                                                                                   -------------      -------------
Net assets at end of period                                                       $4,357,808,964     $4,670,076,189
                                                                                  ==============     ==============
Undistributed net investment income                                               $    2,412,588     $    2,590,195
                                                                                  --------------     --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
49   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Notes to Financial Statements

AXP High Yield Tax-Exempt Fund

(Unaudited as to May 31, 2004)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP High Yield Tax-Exempt Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP High Yield Tax-Exempt Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Tax-Free High Yield Portfolio

The Fund invests all of its assets in Tax-Free High Yield Portfolio (the Portfolio), a series of Tax-Free Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in medium and lower quality bonds (junk bonds) and other debt obligations whose interest may be exempt from federal income tax. The Portfolio may invest in higher-quality bonds and notes when the difference in yield between higher- and lower-quality securities does not warrant the increase in risk or there is not an adequate supply of lower-quality securities.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of May 31, 2004 was 99.99%.

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50   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT
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All securities held by the Portfolio are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

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51   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT
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2. EXPENSES AND SALES CHARGES

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class A $20.50

o   Class B $21.50

o   Class C $21.00

o   Class Y $18.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

In addition, AECSC is entitled to charge an annual closed account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $1,629,406 for Class A, $160,553 for Class B and $6,257 for Class C for the six months ended May 31, 2004.

During the six months ended May 31, 2004, the Fund's transfer agency fees were reduced by $26,923 as a result of earnings credits from overnight cash balances.
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52   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT
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3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                       Six months ended May 31, 2004
                                            Class A      Class B      Class C       Class Y
Sold                                      29,966,599    2,706,091      892,018            --
Issued for reinvested distributions       13,954,426      905,171       97,054            --
Redeemed                                 (86,418,221)  (7,646,814)  (1,209,494)           --
                                         -----------   ----------   ----------          ----
Net increase (decrease)                  (42,497,196)  (4,035,552)    (220,422)           --
                                         -----------   ----------     --------          ----

                                                         Year ended Nov. 30, 2003
                                            Class A      Class B      Class C       Class Y
Sold                                      68,279,982   10,289,290    2,514,255     5,553,083
Issued for reinvested distributions       30,828,048    2,148,009      205,798            --
Redeemed                                (157,854,968) (21,657,073)  (2,184,225)   (5,553,083)
                                        ------------  -----------   ----------    ----------
Net increase (decrease)                  (58,746,938)  (9,219,774)     535,828            --
                                        ------------  -----------   ----------    ----------

4. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $11,998,203 as of Nov. 30, 2003 that will expire in 2007 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

5. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the six months ended May 31, 2004.

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53   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT
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6. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                              2004(f)      2003     2002     2001     2000
Net asset value, beginning of period                                     $4.46        $4.38    $4.41    $4.36    $4.34
Income from investment operations:
Net investment income (loss)                                               .09          .20      .23      .25      .25
Net gains (losses) (both realized and unrealized)                         (.11)         .07     (.03)     .06      .02
Total from investment operations                                          (.02)         .27      .20      .31      .27
Less distributions:
Dividends from net investment income                                      (.09)        (.19)    (.23)    (.26)    (.25)
Net asset value, end of period                                           $4.35        $4.46    $4.38    $4.41    $4.36

Ratios/supplemental data
Net assets, end of period (in millions)                                 $4,035       $4,321   $4,503   $4,645   $4,582
Ratio of expenses to average daily net assets(b)                          .79%(c)      .79%     .79%     .80%     .79%
Ratio of net investment income (loss) to average daily net assets        4.04%(c)     4.46%    5.26%    5.66%    5.93%
Portfolio turnover rate (excluding short-term securities)                  11%          44%      37%      37%      15%
Total return(d)                                                          (.48%)(e)    6.39%    4.71%    7.09%    6.55%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Adjusted to an annual basis.

(d)  Total return does not reflect payment of a sales charge.

(e)  Not annualized.

(f)  Six months ended May 31, 2004 (Unaudited).

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54   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT
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
Class B
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                              2004(f)      2003     2002     2001     2000
Net asset value, beginning of period                                     $4.46        $4.38    $4.41    $4.36    $4.34
Income from investment operations:
Net investment income (loss)                                               .08          .17      .20      .22      .22
Net gains (losses) (both realized and unrealized)                         (.11)         .07     (.03)     .05      .02
Total from investment operations                                          (.03)         .24      .17      .27      .24
Less distributions:
Dividends from net investment income                                      (.08)        (.16)    (.20)    (.22)    (.22)
Net asset value, end of period                                           $4.35        $4.46    $4.38    $4.41    $4.36

Ratios/supplemental data
Net assets, end of period (in millions)                                   $294         $319     $354     $324     $281
Ratio of expenses to average daily net assets(b)                         1.55%(c)     1.55%    1.55%    1.56%    1.55%
Ratio of net investment income (loss) to average daily net assets        3.28%(c)     3.70%    4.49%    4.89%    5.18%
Portfolio turnover rate (excluding short-term securities)                  11%          44%      37%      37%      15%
Total return(d)                                                          (.85%)(e)    5.60%    3.93%    6.28%    5.75%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Adjusted to an annual basis.

(d)  Total return does not reflect payment of a sales charge.

(e)  Not annualized.

(f)  Six months ended May 31, 2004 (Unaudited).

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55   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT
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
Class C
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                              2004(g)      2003     2002     2001     2000(b)
Net asset value, beginning of period                                     $4.46        $4.38    $4.41    $4.36    $4.29
Income from investment operations:
Net investment income (loss)                                               .08          .17      .20      .22      .09
Net gains (losses) (both realized and unrealized)                         (.11)         .07     (.03)     .05      .07
Total from investment operations                                          (.03)         .24      .17      .27      .16
Less distributions:
Dividends from net investment income                                      (.08)        (.16)    (.20)    (.22)    (.09)
Net asset value, end of period                                           $4.35        $4.46    $4.38    $4.41    $4.36

Ratios/supplemental data
Net assets, end of period (in millions)                                    $29          $30      $28      $14       $2
Ratio of expenses to average daily net assets(c)                         1.55%(d)     1.56%    1.55%    1.56%    1.55%(d)
Ratio of net investment income (loss) to average daily net assets        3.28%(d)     3.70%    4.46%    4.93%    5.28%(d)
Portfolio turnover rate (excluding short-term securities)                  11%          44%      37%      37%      15%
Total return(e)                                                          (.85%)(f)    5.59%    3.93%    6.29%    3.90%(f)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended May 31, 2004 (Unaudited).

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56   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT
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
Class Y
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                              2004(f)      2003     2002     2001     2000
Net asset value, beginning of period                                     $4.46        $4.38    $4.42    $4.38    $4.35
Income from investment operations:
Net investment income (loss)                                               .11          .21      .24      .26      .26
Net gains (losses) (both realized and unrealized)                         (.11)         .07     (.04)     .04      .03
Total from investment operations                                            --          .28      .20      .30      .29
Less distributions:
Dividends from net investment income                                      (.10)        (.20)    (.24)    (.26)    (.26)
Net asset value, end of period                                           $4.36        $4.46    $4.38    $4.42    $4.38

Ratios/supplemental data
Net assets, end of period (in millions)                                    $--          $--      $--      $--       $4
Ratio of expenses to average daily net assets(b)                          .71%(c)      .64%     .63%     .64%     .64%
Ratio of net investment income (loss) to average daily net assets        4.12%(c)     4.44%    6.29%    5.66%    6.14%
Portfolio turnover rate (excluding short-term securities)                  11%          44%      37%      37%      15%
Total return(d)                                                          (.19%)(e)    6.51%    4.62%    6.91%    6.92%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Adjusted to an annual basis.

(d)  Total return does not reflect payment of a sales charge.

(e)  Not annualized.

(f)  Six months ended May 31, 2004 (Unaudited).

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57   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling
(800) 862-7919; by looking at the Web site americanexpress.com/funds; or by searching the Web site of the Securities and Exchange Commission http://www.sec.gov. You may view the Fund's voting record for all portfolio companies whose shareholders meetings were completed the previous quarter on americanexpress.com/funds or obtain a copy by calling the Fund's administrator, Board Services Corporation, collect at (612) 330-9283. In addition, after August 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available at http://www.sec.gov.

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58   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 SEMIANNUAL REPORT

(logo)
AMERICAN
 EXPRESS
(R)

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

Item 2.    Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6.    [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 9.    Submission of matters to a vote of security holders. Not applicable.

Item 10.   Controls and Procedures.

           (a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

           (b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11.   Exhibits.

           (a)(1) Not applicable for semi-annual reports.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  AXP High Yield Tax-Exempt Series, Inc.




By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          August 3, 2004


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          August 3, 2004



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          August 3, 2004